(ICON)

Prudential
Allocation
Fund
------------------------
Balanced Portfolio

SEMI
ANNUAL
REPORT
Jan. 31, 1997

(LOGO)

Prudential Allocation Fund:
Balanced Portfolio

Performance At A Glance
U.S. stock and bond prices climbed over the six months ending January 31, 1997, as corporate profits rose, interest rates fell, and inflation remained stable.
The stock market was exceptional, as the Dow Jones Industrial Average first broke through 6000 and then approached 7000 (only to surpass it in February).
Your Prudential Allocation Fund: Balanced Portfolio delivered an excellent performance, returning about 16% over the six months, well ahead of the average balanced fund measured by Lipper Analytical Services. The Portfolio's strong return was the result of its emphasis on technology and financial stocks, the same sectors that led the market higher.

Cumulative Total Returns1         As of 1/31/97

                                Six     One      Five
Since
                               Months   Year    Years
Inception2
Class A                         16.1%   16.4%   68.4%
118.7%
Class B                         15.7    15.6    62.1
129.5
Class C                         15.7    15.6    N/A
35.5
Class Z                         16.2    N/A     N/A
14.8
Lipper Balanced Port. Avg.3     14.2    14.8    72.8
**

Average Annual Total Returns1               As of 12/31/96

                                   One              Five
Since
                                   Year             Years
Inception2
    Class A                        16.6%            10.4%
11.6%
    Class B                        15.7              9.6
9.1
    Class C                        15.7              N/A
12.5

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge of 5%, 4%, 3%, 2%, 1% and 1% over six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares after approximately seven years. Class
Z shares are not subject to a sales charge or a distribution and/or service fee. Since Class Z shares have been in existence less than one year, no average annual returns are shown.

2Inception dates: 1/22/90 Class A; 9/15/87 Class B; 8/1/94
Class C; 3/1/96
Class Z.

3Lipper average returns are for 305 funds for six months, 282 funds for one year and 77 funds for five years.

** The Lipper Since Inception category return for Class A shares is 126.5%, which includes 58 funds; for Class B is 158.8% for 40 funds;
for Class C is
46.0% for 193 funds and for Class Z is 14.3% for 286 funds.

How Investments Compared.
    (As of 1/31/97)
        (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Greg Goldberg, Fund Manager              (PICTURE)

Portfolio
Manager's Report
The Balanced Portfolio invests in a diversified portfolio of stocks, bonds and money market instruments. The Portfolio invests in stocks and bonds of larger, more mature companies, plus some smaller, faster growing companies. The
Portfolio may invest up to 10% of its assets in bonds rated below investment grade, commonly known as junk bonds, which are subject to greater credit risk.
There can be no assurance that the Portfolio's investment objective will be achieved.

Growth Oriented.
Portfolio Manager Greg Goldberg is a growth-oriented investor who reviews company financial statements to find stocks with above-average growth and earnings potential. When buying bonds, he seeks investments with attractive total returns that may be undervalued when their prices and yields to maturity are compared with the rest of the market.


Strategy Session
------------------------------------------------------------
----------
When Big Gets Too Big.
We like to purchase growth stocks. But we don't like to pay high prices. As the Dow Jones Industrial Average hit 6000 last fall, and Federal Reserve
Chairman Alan Greenspan warned of "irrational exuberance" in the stock market, we intensified our search for growth at a reasonable price. Since Thanksgiving, we've been finding opportunities in smaller and medium-sized companies that have been priced more attractively than large companies. In fact, these small- to medium-sized companies have significantly underperformed larger companies now for the last three years.

Investment Allocation
Six-Month Comparisons
 Balanced Portfolio
      (CHART)

We've Taken Profits.
As a result, we've taken profits in some of our larger company stocks and increased our holdings in small- to medium-sized companies
(those whose total
market worth is less than $5 billion). For example, we trimmed our holdings in
Microsoft, and added to our holdings like Weatherford
Enterra and other oil
service industry stocks.

We must say we haven't been immediately successful. Some of these small company stocks have had a difficult time in 1997. (Oil service industry stocks fell as much as 20% early this year). But we suspect that the market will come around to our way of thinking sometime this year. We believe the prices of the largest stocks -- sometimes called the "Nifty 50" -- are just too expensive.

This change in focus toward the smaller stocks is our most significant change in strategy over the past six months. Our asset allocation has varied only slightly -- we trimmed our stock holdings somewhat and raised a little cash.
Our targeted asset allocation is 55% in stocks, 35% in bonds, and 10% in cash, but that may vary by as much as 5 percentage points in either direction for any of the three.

What Went Well.
-----------------------------------------
Tech & Finance.
We're bottom-up investors, not top-down -- we look for opportunities in specific companies, not broad industries. We're glad that we found most of these in technology and financial services, because these sectors led the market over the last six months. As a percentage of our total assets in stocks, we held 29% in technology -- twice as much as the market as a whole, and 19% in financial stocks -- one and a half times as much as the market.

In 1996, the big technology stocks were tops. Names like
Intel, Microsoft and
IBM led the sector. In the last six months, all technology stocks rose 42%, as measured by the S&P. Our top performing holding was Intel, which rose 116% during the past six months.

Financial stocks rose nearly 36% over the same time, as interest rates fell, profits remained strong and mergers and acquisitions helped.
Among our
best-performing holdings was Travelers Group, which rose nearly 67%.

Energy & Health.
Energy was the third best performing sector during the reporting period, rising
24%, as the price of crude oil climbed to its highest levels since the Gulf
War. Our oil services stocks did exceptionally well, with Weatherford Enterra rising 47% during the six months, BJ Services up 40% and Smith International climbing 36%.

We also did well in health care, led by our position in Aetna, the last of the major insurance companies to enter the Health Maintenance
Organization
business, by acquiring U.S. Healthcare. Aetna stock rose by nearly 37% during the six months.

And Not So Well.
------------------------------------
Tech Trouble.
While technology stocks have been rewarding (they've risen
83% in the last two
years), it's never been easy to own the right ones at the right time. While we did well with our technology holdings over the last six months, we could have done better. After some of our large company stocks ran up as high as they did
(Intel rose 116%), we started to sell some, thinking that smaller company stocks held more potential. We wish we hadn't sold so soon.

One of our holdings, Uniphase, is a small company that makes laser systems. It rose 68%. We thought we found other small to mid-sized companies that would perform well. In the short-term, we were wrong. Instead, Uniphase was more an aberration than a trend, as investors continued to favor liquidity -- owning larger companies whose stock can be sold much more quickly and easily than those of the smaller companies.

Five Largest
Holdings.

2.0%   Novartis AG
       Pharmaceuticals

1.9%   FNMA
       Financial Services

1.8%   Uniphase Corp.
       Electronics

1.8%   Citicorp
       Financial Services

1.7%   ADC Telecom
       Telecommunications

Expressed as a percentage of total net assets as of 1/31/97.

Looking Ahead.
------------------------
We've positioned the Fund to take advantage of a surge in demand for oil and renewed strength in small and medium-sized company stocks in a number of industries. To date, 1997 hasn't been cooperative.

There was a sizable drop in oil prices early this year (from
$27 a barrel to
$20), and natural gas prices have fallen as well. That has been hard on one area we like the most -- the oil service stocks. That said, we're still optimistic on this sector, and expect it to rebound later this year.

We also believe in small- to medium-sized company stocks, although they have not performed as well as we expected to date. These stocks have trailed larger stocks for three years in a row now. But we believe that funds will rotate this year out of the "Nifty 50" -- the biggest company stocks -- and into smaller companies that can be purchased at more reasonable prices.

President's Letter                   March 3, 1997

Prudential Allocation Fund Portfolios May Merge.
(PICTURE)

Dear Shareholder:
There's important news for shareholders of the Prudential
Allocation Fund:
Strategy Portfolio and the Prudential Allocation Fund:
Balanced Portfolio.

Strategy Portfolio shareholders will soon be receiving information in the mail concerning the future of their Fund. The Board of Trustees has recently approved a proposal to exchange the assets and liabilities of the Strategy
Portfolio for shares of the Balanced Portfolio. If this merger occurs, the
Fund will be renamed the Prudential Balanced Fund, and its investment objective will be to seek high total return consistent with moderate risk.

Why Merge?
We are continually assessing the operation of our mutual funds to see if they're performing in the most efficient way possible. That means we are constantly searching for new ways to strengthen our investment management and reduce costs while we ensure that the mutual fund's investment objective closely matches your long-term financial needs.

Under the planned merger, Strategy Portfolio shareholders will have their shares (Class A, B, C, and Z) exchanged for like shares of the Balanced
Portfolio at net asset value. No sales charges will be imposed. And, each Fund anticipates obtaining an opinion from counsel that no gain or loss for federal income tax purposes would be realized by shareholders as a result of this transaction.

Providing you with the highest quality investment products is our No. 1 priority. We are committed to helping you reach your financial goals.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds and Annuities

Portfolio of Investments as of January 31, 1997
PRUDENTIAL ALLOCATION FUND
(Unaudited)                                        BALANCED
PORTFOLIO
------------------------------------------------------------
------------------------------------------------------------

Shares       Description                        Value (Note
1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--89.3%
COMMON STOCKS--53.4%
------------------------------------------------------------
Auto Parts--0.4%
 100,462   LucasVarity PLC (ADR) (United
             Kingdom)*                              $
3,340,362
------------------------------------------------------------
Chemicals--0.7%
 414,900   Agrium Inc. (Canada)*
6,295,693
------------------------------------------------------------
Computer Software & Services--6.1%
  61,400   C-NET Inc.*
1,780,600
 191,300   Cisco Systems, Inc.*
13,343,175
 169,500   Computer Associates International,
             Inc.
7,691,062
 134,100   Edify Corp.*
1,743,300
 291,200   Informix Corp.*
6,042,400
 295,500   Larscom, Inc.*
3,546,000
 115,000   Microsoft Corp.*
11,730,000
 295,000   The Learning Company, Inc.*
3,724,375
  82,300   VeriFone, Inc.*
2,973,088
                                                    --------
-----

52,574,000
------------------------------------------------------------
Containers & Packaging--0.7%
 448,800   Stone Container Corp.
6,058,800
------------------------------------------------------------
Drugs & Health Care--1.2%
 256,500   United States Surgical Corp.
10,292,063
------------------------------------------------------------
Electrical Services--0.4%
 132,700   Long Island Lighting Co.
3,018,925
------------------------------------------------------------
Electronics--6.1%
 176,000   Burr-Brown Corp.*
4,730,000
 294,300   Checkpoint Systems, Inc.*
6,143,512
 277,800   Input/Output, Inc.*
6,597,750
  86,700   Intel Corp.                              $
14,067,075
  82,900   SGS Thomson Microelectronics N.V.*
5,865,175
 358,300   Uniphase Corp.*
15,630,837
                                                    --------
-----

53,034,349
------------------------------------------------------------
Entertainment--0.7%
 164,028   Carnival Corp.
6,028,029
------------------------------------------------------------
Financial Services--8.1%
 138,750   Advanta Corp.
5,931,563
 132,412   Citicorp
15,409,446
 426,900   Federal National Mortgage Association
16,862,550
 132,200   Imperial Credit Industries, Inc.*
2,891,875
  76,600   Student Loan Marketing Association
8,339,825
 432,300   The Money Store, Inc.
11,023,650
 197,933   Travelers Group, Inc.
10,366,741
                                                    --------
-----

70,825,650
------------------------------------------------------------
Foods--0.5%
 120,900   RJR Nabisco Holdings Corp.
3,959,475
------------------------------------------------------------
Hospital Management--2.9%
 131,600   Aetna, Inc.
10,396,400
 214,700   Columbia/HCA Healthcare Corp.
8,480,650
 453,400   Physician Corp. of America*
4,448,988
  68,900   Sierra Health Services Inc.*
1,886,137
                                                    --------
-----

25,212,175
------------------------------------------------------------
Lodging--1.1%
  78,500   Hilton Hotels Corp.
2,237,250
 308,800   La Quinta Inns, Inc.
6,021,600
  67,100   Prime Hospitality Corp.*
1,149,088
                                                    --------
-----

9,407,938

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments as of January 31, 1997
PRUDENTIAL ALLOCATION FUND
(Unaudited)                                        BALANCED
PORTFOLIO
------------------------------------------------------------
------------------------------------------------------------

Shares       Description                        Value (Note
1)
------------------------------------------------------------
Machinery & Equipment--0.3%
 139,500   Miller Industries, Inc.*                 $
2,824,875
------------------------------------------------------------
Metals--1.9%
 242,600   AK Steel Holding Corp.
8,763,925
 106,500   Aluminum Co. of America
7,348,500
                                                    --------
-----

16,112,425
------------------------------------------------------------
Metals-Non Ferrous--1.2%
 285,000   UCAR International Inc.*
10,687,500
------------------------------------------------------------
Oil & Gas--3.2%
 170,400   Alberta Energy Co., Ltd.*
4,238,700
 131,600   Exxon Corp.
13,637,050
 361,000   YPF Sociedad Anonima (ADR) (Argentina)
10,062,875
                                                    --------
-----

27,938,625
------------------------------------------------------------
Oil & Gas Equipment & Services--4.6%
 166,400   BJ Services Co.*
7,696,000
 341,200   Bouygues Offshore S.A.*
4,435,600
 216,500   J. Ray McDermott, S.A.*
5,033,625
 235,000   Smith International, Inc.*
10,692,500
 330,800   Weatherford Enterra, Inc.*
12,032,850
                                                    --------
-----

39,890,575
------------------------------------------------------------
Pharmaceuticals--4.2%
 309,000   Novartis (ADR) (Switzerland)*
17,767,500
  98,700   Pfizer Inc.
9,166,762
 266,700   Pharmacia & Upjohn, Inc.
9,934,575
                                                    --------
-----

36,868,837
------------------------------------------------------------
Realty Investment Trust--3.4%
  92,700   Crescent Real Estate Equities Co.
4,971,037
 150,000   Developers Diversified Realty Corp.*
5,362,500
 150,000   Equity Residential Properties Trust
6,450,000
 148,200   Manufactured Home Communities, Inc.
3,501,225
  47,800   Meditrust Corp.                          $
1,840,300
 160,000   Patriot American Hospitality, Inc.
7,520,000
                                                    --------
-----

29,645,062
------------------------------------------------------------
Restaurants--0.6%
 117,000   McDonald's Corp.
5,323,500
------------------------------------------------------------
Retail--1.1%
 350,000   Gap, Inc.
10,062,500
------------------------------------------------------------
Telecommunications--3.1%
 420,500   ADC Telecommunications, Inc.*
15,085,437
  65,800   Comverse Technology, Inc.*
2,961,000
 330,400   NEXTEL Communications, Inc.*
5,079,900
 283,500   Westell Technologies, Inc.*
4,110,750
                                                    --------
-----

27,237,087
------------------------------------------------------------
Textiles--0.3%
 169,600   Polymer Group, Inc.*
2,416,800
------------------------------------------------------------
Toy Manufacturer--0.6%
 279,800   Galoob Toys, Inc.*
4,896,500
                                                    --------
-----
           Total common stocks
             (cost $375,312,969)
463,951,745
                                                    --------
-----
PREFERRED STOCKS--1.7%
------------------------------------------------------------
Foods--0.6%
 851,400   RJR Nabisco Holdings Corp.,
             Conv. Pfd.
5,640,525
------------------------------------------------------------
Retail--1.1%
 188,000   Kmart Financing
             Conv. Pfd.
9,588,000
                                                    --------
-----
           Total preferred stocks
             (cost $15,132,507)
15,228,525
                                                    --------
-----
</TABLE
------------------------------------------------------------
--------------------
-----                                  4      See Notes to
Financial Statements.



Portfolio of Investments as of January 31, 1997
PRUDENTIAL ALLOCATION FUND
(Unaudited)                                        BALANCED
PORTFOLIO
------------------------------------------------------------
------------------------------------------------------------

Moody's       Principal
Rating        Amount      Description                 Value
(Note 1)
(Unaudited)   (000)
------------------------------------------------------------
DEBT OBLIGATIONS--34.2%
CORPORATE BONDS--8.7%
------------------------------------------------------------
Computer Hardware--0.5%
Ba            $ 14,975    Digital Equipment Corp.,
                            7.125%, 10/15/02           $
4,785,552
------------------------------------------------------------
Computer Software & Services--0.2%
NR               2,281    The Learning Company, Inc.
                            5.50%, 11/1/00
1,867,569
------------------------------------------------------------
Containers & Packaging--0.6%
B2               4,000    Stone Container Corp.
                            8.875%, 7/15/00
5,320,000
------------------------------------------------------------
Electrical Services--0.3%
Ba              12,500    Westinghouse Electric
                            Corp.,
                            6.875%, 9/1/03
2,368,850
------------------------------------------------------------
Entertainment--0.6%
Baa             25,000    Royal Caribbean Cruises
                            Ltd.,
                            8.25%, 4/1/05
5,221,350
------------------------------------------------------------
Financial Services--2.2%
Aa3                200    Associates Corp. of North
                            America,
                            8.375%, 1/15/98
204,220
                 2,890    Banco Nacional de Mexico
                            S.A.,
                            7.00%, 12/15/99
2,788,850
A2               1,000    First Union Corp.,
                            9.45%, 6/15/99
1,065,930
A1               5,000    Ford Motor Credit Co.,
                            7.75%, 3/15/05
5,178,100
A2              10,000    Sears Roebuck Acceptance
                            Corp.,
                            6.75%, 9/15/05
9,794,300
                                                       -----
-------

19,031,400
Food & Beverages--0.1%
A             $   3500    Coca Cola Enterprises,
                            Inc.,
                            6.50%, 11/15/97            $
502,025
------------------------------------------------------------
Hospital Management--0.6%
Ba1              5,000    Tenet Healthcare Corp.,
                            Sr. Sub. Notes,
                            8.625%, 12/1/03
5,200,000
------------------------------------------------------------
Oil & Gas--0.1%
Baa3             1,000    Arkla, Inc., MTN,
                            9.30%, 1/15/98
1,025,050
------------------------------------------------------------
Oil & Gas Services--0.4%
Ba1              3,500    BJ Services Co.,
                            7.00%, 2/1/06
3,388,385
------------------------------------------------------------
Restaurants--0.3%
Baa1             2,500    Darden Restaurants, Inc.
                            6.375%, 2/1/06
2,306,275
------------------------------------------------------------
Retail--2.3%
Ba1              2,500    Federated Dept. Stores,
                            Inc.
                            Sr. Notes,
                            8.50%, 6/15/03
2,603,750
Ba3              6,000    K Mart Corp.,
                            8.125%, 12/1/06
5,640,000
Baa3             9,400    Office Depot, Inc.
                            Zero Coupon, 11/1/08
5,557,750
B2               8,306    Sunglass Hut
                            International, Inc.
                            5.25%, 6/15/03
6,187,970
                                                       -----
-------

19,989,470

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

Portfolio of Investments as of January 31, 1997
PRUDENTIAL ALLOCATION FUND
(Unaudited)                                        BALANCED
PORTFOLIO
------------------------------------------------------------
------------------------------------------------------------

Moody's       Principal
Rating        Amount      Description                 Value
(Note 1)
(Unaudited)   (000)
------------------------------------------------------------
Tobacco--0.5%
Baa3          $  5,000    RJR Nabisco, Inc.
                            7.625%, 9/15/03            $
4,853,300
                                                       -----
-------
                          Total corporate bonds
                            (cost $75,868,347)
75,859,226
                                                       -----
-------
SOVEREIGN BONDS--2.9%
                25,000    United Mexican States,
                            7.5625%, 8/6/01
                            (cost $24,886,922)
25,225,000
                                                       -----
-------
U.S. GOVERNMENT SECURITIES--22.6%
                          United States Treasury
                            Bonds,
                15,000    7.625%, 2/15/25
16,399,200
                10,000    6.75%, 8/15/26
9,901,600
                15,000    6.50%, 11/15/26
14,435,100
                          United States Treasury
                            Notes,
                20,000    6.875%, 8/31/99
20,393,800
                30,500    6.125%, 7/31/00
30,476,210
                30,000    6.25%, 4/30/01
30,009,300
                35,000    6.375%, 9/30/01
35,142,100
                10,000    5.875%, 11/30/01
9,835,900
                 5,000    6.125%, 12/31/01
4,969,550
                15,100    7.50%, 2/15/05
16,065,041
                 8,000    7.00%, 7/15/06
8,266,240
                                                       -----
-------
                          Total U.S. government
                            securities
                            (cost $195,124,979)
195,894,041
                                                       -----
-------
                          Total debt obligations
                            (cost $295,880,248)
296,978,267
                                                       -----
-------
                          Total long-term
                            investments
                            (cost $686,325,724)
776,158,537
                                                       -----
-------
SHORT-TERM INVESTMENTS--10.3%
REPURCHASE AGREEMENT
              $ 89,205    Joint Repurchase Agreement
                            Account
                            5.55%, 2/03/97
                            (cost $89,205,000; Note
                            5)                         $
89,205,000
                                                       -----
-------
------------------------------------------------------------
Total Investments--99.6%
                          (cost $775,530,724; Note
                            4)
865,363,537
                          Other assets in excess of
                            liabilities--0.4%
3,701,795
                                                       -----
-------
                          Net Assets--100%
$869,065,332
                                                       -----
-------
                                                       -----
-------

---------------
* Non-income producing security.
ADR--American Depository Receipt.
MTN--Medium Term Note
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Prospectus contains a description of
Moody's and Standard &
Poor's ratings.
------------------------------------------------------------
--------------------
-----                                  6      See Notes to
Financial Statements.

PRUDENTIAL ALLOCATION FUND
Statement of Assets and Liabilities (Unaudited)     BALANCED
PORTFOLIO
------------------------------------------------------------
--------------------

Assets
January 31, 1997
Investments, at value (cost
$775,530,724)...............................................
 ..................        $865,363,537
Cash........................................................
 ..............................................
831,123
Dividends and interest
receivable..................................................
 .......................           5,896,933
Receivable for investments
sold........................................................
 ...................           4,061,537
Receivable for Fund shares
sold........................................................
 ...................             733,311
Due from broker - variation
margin......................................................
 ..................              28,125
Deferred
expenses....................................................
 .....................................              20,703

----------------
   Total
assets......................................................
 .....................................         876,935,269

----------------
Liabilities
Payable for investments
purchased...................................................
 ......................           5,754,964
Payable for Fund shares
reacquired..................................................
 ......................             929,994
Due to
Manager.....................................................
 .......................................             475,854
Due to
Distributor.................................................
 .......................................             437,527
Accrued
expenses....................................................
 ......................................             271,598

----------------
   Total
liabilities.................................................
 .....................................           7,869,937

----------------
Net
Assets......................................................
 ..........................................
$869,065,332

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........        $    680,865
   Paid-in capital in excess of
par.........................................................
 ..............         741,530,741

----------------

742,211,606
   Undistributed net investment
income......................................................
 ..............           1,620,322
   Accumulated net realized gain on
investments.................................................
 ..........          36,206,493
   Net unrealized appreciation on
investments.................................................
 ............          89,026,911

----------------
Net assets, January 31,
1997........................................................
 ......................        $869,065,332

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($311,255,318 / 24,331,522 shares of beneficial
interest issued and outstanding)....................
$12.79
   Maximum sales charge (5% of offering
price)......................................................
 ......                 .67
   Maximum offering price to
public......................................................
 .................               $13.46
Class B:
   Net asset value, offering price and redemption price per
share
      ($436,959,803 / 34,307,077 shares of beneficial
interest issued and outstanding)....................
$12.74
Class C:
   Net asset value, offering price and redemption price per
share
      ($5,007,031 / 393,132 shares of beneficial interest
issued and outstanding).........................
$12.74
Class Z:
   Net asset value, offering price and redemption price per
share
      ($115,843,180 / 9,059,779 shares of beneficial
interest issued and outstanding).....................
$12.79

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

PRUDENTIAL ALLOCATION FUND
BALANCED PORTFOLIO
Statement of Operations (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                                    Six
Months
                                                      Ended
Net Investment Income                            January 31,
1997
Income
   Interest...................................     $
12,271,060
   Dividends (net of foreign withholding taxes
      of $6,018)..............................
3,024,386
                                                 -----------
-----
      Total income............................
15,295,446
                                                 -----------
-----
Expenses
   Distribution fee--Class A..................
368,586
   Distribution fee--Class B..................
2,214,192
   Distribution fee--Class C..................
22,450
   Management fee.............................
2,678,767
   Transfer agent's fees and expenses.........
713,000
   Custodian's fees and expenses..............
79,000
   Reports to shareholders....................
76,000
   Legal fees and expenses....................
39,000
   Registration fees..........................
33,000
   Trustees' fees and expenses................
10,000
   Audit fees and expenses....................
10,000
   Insurance..................................
6,000
   Miscellaneous..............................
1,701
                                                 -----------
-----
      Total expenses..........................
6,251,696
                                                 -----------
-----
Net investment income.........................
9,043,750
                                                 -----------
-----
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency Transactions
Net realized gain (loss) on:
   Investment transactions....................
54,045,639
   Foreign currency transactions..............
63,323
                                                 -----------
-----

54,108,962
                                                 -----------
-----
Net change in unrealized appreciation (depreciation) on:
   Investments................................
61,391,673
   Financial futures contracts................
(804,250)
                                                 -----------
-----

60,587,423
                                                 -----------
-----
Net gain on investments.......................
114,696,385
                                                 -----------
-----
Net Increase in Net Assets
Resulting from Operations.....................
$123,740,135
                                                 -----------
-----
                                                 -----------
-----

PRUDENTIAL ALLOCATION FUND
BALANCED PORTFOLIO
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                   Six Months
                                      Ended         Year
Ended
Increase (Decrease)                January 31,       July
31,
in Net Assets                         1997             1996
Operations
   Net investment income........  $   9,043,750    $
14,155,270
   Net realized gain on
      investments and foreign
      currency transactions.....     54,108,962
42,413,859
   Net change in unrealized
      appreciation
      (depreciation) of
      investments...............     60,587,423
(32,532,379)
                                  -------------    ---------
----
   Net increase in net assets
      resulting from
      operations................    123,740,135
24,036,750
                                  -------------    ---------
----
Net equalization credits
   (debits).....................             --
266,040
                                  -------------    ---------
----
Dividends and distributions
   (Note 1)
   Dividends from net investment
      income
      Class A...................     (3,805,277)
(5,700,390)
      Class B...................     (4,170,893)
(7,051,910)
      Class C...................        (41,608)
(41,036)
      Class Z...................       (854,213)
(56,180)
                                  -------------    ---------
----
                                     (8,871,991)
(12,849,516)
                                  -------------    ---------
----
   Distributions from net
      realized gains on
      investment transactions
      Class A...................    (17,250,282)
(10,904,493)
      Class B...................    (26,414,816)
(17,821,478)
      Class C...................       (273,589)
(80,545)
      Class Z...................     (6,764,802)
--
                                  -------------    ---------
----
                                    (50,703,489)
(28,806,516)
                                  -------------    ---------
----
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      subscribed................    164,638,505
382,325,569
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions.........     55,265,004
37,994,029
   Cost of shares reacquired....   (105,104,331)
(228,029,907)
                                  -------------    ---------
----
   Net increase (decrease) in
      net assets from Fund
      shares transactions.......    114,799,178
192,289,691
                                  -------------    ---------
----
Total increase..................    178,963,833
174,936,449
Net Assets
Beginning of period.............    690,101,499
515,165,050
                                  -------------    ---------
----
End of period...................  $ 869,065,332    $
690,101,499
                                  -------------    ---------
----
                                  -------------    ---------
----

------------------------------------------------------------
--------------------
-----                                  8      See Notes to
Financial Statements.

PRUDENTIAL ALLOCATION FUND
Notes to Financial Statements (Unaudited)           BALANCED
PORTFOLIO
------------------------------------------------------------
--------------------
Prudential Allocation Fund (the 'Fund') is registered under
the Investment
Company Act of 1940, as a diversified, open-end management
investment company.
The Fund was organized as an unincorporated business trust
in Massachusetts on
February 23, 1987 and consists of two series, namely:
Balanced Portfolio and
Strategy Portfolio. The investment objective of the Balanced
Portfolio (the
'Portfolio') is to achieve a high total investment return
consistent with
moderate risk by investing in a diversified portfolio of
money market
instruments, debt obligations and equity securities. The
ability of issuers of
debt securities held by the Fund to meet their obligations
may be affected by
economic developments in a specific country, industry or
region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of generally accepted accounting
policies followed by
the Fund in the preparation of its financial statements. Securities Valuation: Any security for which the primary market is on an exchange (including NASDAQ National Market System equity
securities) is valued
at the last sale price on such exchange on the day of
valuation or, if there was
no sale on such day, the mean between the last bid and asked prices quoted on
such day. Corporate bonds (other than convertible debt
securities) and U.S.
Government and agency securities that are actively traded in the
over-the-counter market, including listed securities for
which the primary
market is believed to be over-the-counter, are valued on the basis of valuations
provided by a pricing service which uses information with
respect to
transactions in bonds, quotations from bond dealers, agency
ratings, market
transactions in comparable securities and various
relationships between
securities in determining value. Convertible debt securities that are actively
traded in the over-the-counter market, including listed
securities for which the
primary market is believed to be over-the-counter, are
valued at the mean
between the most recently quoted bid and asked prices
provided by principal
market makers. Forward currency exchange contracts are
valued at the current
cost of offsetting the contract on the day of valuation.
Options are valued at
the mean between the most recently quoted bid and asked
prices. Futures and
options thereon are valued at their last sales price as of
the close of the
commodities exchange or board of trade.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost which approximates market value.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian or
designated
subcustodians, as the case may be, under triparty repurchase agreements, take
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction,
including accrued interest.
To the extent that any repurchase transaction exceeds one
business day, the
value of the collateral is marked-to-market on a daily basis to ensure the
adequacy of the collateral. If the seller defaults and the
value of the
collateral declines or if bankruptcy proceedings are
commenced with respect to
the seller of the security, realization of the collateral by the Fund may be
delayed or limited.
Foreign Currency Translation: The books and records of the
Fund are maintained
in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
closing daily rate of exchange.
(ii) purchases and sales of investment securities, income
and expenses--at the
rate of exchange prevailing on the respective dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the fiscal period, the
Fund does not isolate
that portion of the results of operations arising as a
result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of long-term securities held at the end of the fiscal period. Similarly,
the Fund does not isolate the effect of changes in foreign
exchange rates from
the fluctuations arising from changes in the market prices
of long-term
portfolio securities sold during the fiscal period.
Accordingly, realized
foreign currency gains (losses) are included in the reported net realized gains
on investment transactions.
Net realized gains on foreign currency transactions
represent net foreign
exchange gains from the holding of foreign currencies,
currency gains or losses
realized between the trade and settlement dates on
securities transactions, and
the difference between the amounts of dividends, interest
and foreign taxes
recorded on the Fund's books and the U.S. dollar equivalent
amounts actually
received or paid.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a result of,
among other factors, the possibility of political and
economic instability or
the level of governmental supervision and regulation of
foreign securities
markets.
------------------------------------------------------------
--------------------

9 -----

PRUDENTIAL ALLOCATION FUND
Notes to Financial Statements (Unaudited)          BALANCED
PORTFOLIO
------------------------------------------------------------
--------------------
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Dividend income is recorded on the
ex-dividend date and interest income is recorded on the
accrual basis. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Financial Futures Contracts: A financial futures contract is an agreement to
purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Fund is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin.' Subsequent payments, known as
'variation margin,'
are made or received by the Fund each day, depending on the
daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
The Fund invests in financial futures contracts in order to
hedge its existing
portfolio securities, or securities the Fund intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Fund may not achieve
the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of each series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
taxable net income
to its shareholders. Therefore, no federal income tax
provision is required.
Withholding taxes on foreign interest and dividends have
been provided for in
accordance with the Fund's understanding of the applicable
country's tax rates.
Dividends and Distributions: The Fund expects to pay
dividends of net investment
income quarterly and make distributions at least annually of any net capital
gains. Dividends and distributions are recorded on the ex-
dividend date.
Income distributions and capital gains distributions are
determined in
accordance with income tax regulations which may differ from generally accepted
accounting principles. These differences are primarily due
to differing
treatments of wash sales and foreign currency transactions.
Equalization: Effective August 1, 1996, the Fund
discontinued the accounting
practice of equalization. Equalization is a practice whereby a portion of the
proceeds from sales and costs of repurchases of capital
shares, equivalent on a
per share basis to the amount of distributable net
investment income on the date
of the transaction, is credited or charged to undistributed
net investment
income. The balance of $2,024,805 of undistributed net
investment income at July
31, 1996, resulting from equalization was transferred to
paid-in capital in
excess of par. Such reclassification has no effect on net
assets, results of
operations, or net asset value per share.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with American
Institute of Certified
Public Accountants, Statement of Position 93-2:
Determination, Disclosure, and
Financial Statement Presentation of Income; Capital Gain,
and Return of Capital
Distributions by Investment Companies. For the six months
ended January 31,
1997, the Balanced Portfolio increased undistributed net
investment income and
decreased accumulated net realized gain on investments by
$63,323. Net realized
gains and net assets were not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the services
of PIC, the
compensation of officers of the Fund, occupancy and certain
clerical and
bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PMF is computed daily and payable
monthly at an annual
rate of .65 of 1% of the Portfolio's average daily net
assets.
------------------------------------------------------------
--------------------
-----                                  10

PRUDENTIAL ALLOCATION FUND
Notes to Financial Statements (Unaudited)
BALANCED PORTFOLIO
------------------------------------------------------------
--------------------
The Fund has a distribution agreement with Prudential
Securities Incorporated
which acts as the distributor of the Class A, Class B, Class
C and Class Z
shares. ('PSI'). The Portfolio compensated PSI for
distributing and servicing
the Portfolio's Class A, Class B and Class C shares,
pursuant to plans of
distribution (the 'Class A, B and C Plans'), regardless of
expenses actually
incurred. The distribution fees are accrued daily and
payable monthly. No
distributions or service fees are paid to PSI as distributor of the Class Z
shares of the Portfolio.
Pursuant to the Class A, B and C Plans, the Portfolio
compensated PSI for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1% of
the average daily net
assets of the Class A, B and C shares, respectively, for the six months ended
January 31, 1997.
PSI has advised the Portfolio that it received approximately
$134,800 in
front-end sales charges resulting from sales of Class A
shares during the six
months ended January 31, 1997. From these fees, PSI paid
such sales charges to
dealers which in turn paid commissions to salespersons.
PSI has advised the Portfolio that for the six months ended
January 31, 1997, it
received approximately $395,200 and $1,900 in contingent
deferred sales charges
imposed upon certain redemptions by Class B and C
shareholders, respectively.
PSI, PIC and PMF are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF, serves as the Portfolio's transfer agent. During the six months ended January
31, 1997, the Portfolio incurred fees of approximately $690,300 for the services of PMFS. As of January 31, 1997, approximately $126,700 of such fees were due to
PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates.
For the six months ended January 31, 1997, PSI received approximately $39,900 in brokerage commissions from portfolio transactions executed on behalf of the
Portfolio.

------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities of the
Portfolio, other than
short-term investments, for the six months ended January 31,
1997, were
$386,996,095 and $455,307,465, respectively.
The cost basis of investments for federal income tax
purposes as of January 31,
1997 was $775,616,296 and accordingly, net unrealized
appreciation of
investments for federal income tax purposes was $89,747,241
(gross unrealized
appreciation--$110,729,751; gross unrealized depreciation--
$20,982,510).
At January 31, 1997, the Portfolio sold 62 financial futures contracts on the
Standard & Poor's Index which expire in March 1997. The
value at disposition of
such contracts is $48,414,500. The value of such contracts
on January 31, 1997
was $49,218,750, thereby resulting in an unrealized gain of
$804,250.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily aggregate
balance of which is invested in one or more repurchase
agreements collateralized
by U.S. Government or federal agency obligations. As of
January 31, 1997, the
Portfolio had a 7.6% undivided interest in repurchase
agreements in the joint
account. The undivided interest for the Portfolio
represented $89,205,000 in
principal amount. As of such date, each repurchase agreement in the joint
account and the value of the collateral therefor was as
follows:
Bear, Stearns & Co., Inc., 5.56%, dated 1/31/97, in the
principal amount of
$343,000,000, repurchase price $343,158,923, due 2/3/97. The value of the
collateral including accrued interest is $350,781,750. Goldman, Sachs & Co., Inc.,5.57%, dated 1/31/97, in the principal amount of
$343,000,000, repurchase price $343,159,209, due 2/3/97. The value of the
collateral including accrued interest is $349,860,525.
SBC Warburg, 5.40% dated 1/31/97, in the principal amount of
$143,898,000,
repurchase price $143,962,754, due 2/3/97. The value of the
collateral including
accrued interest is $146,829,414.
Smith Barney Inc., 5.57%, dated 1/31/97, in the principal
amount of
$343,000,000, repurchase price $343,159,209, due 2/3/97. The value of the
collateral including accrued interest is $349,860,960.
------------------------------------------------------------
--------------------

11 -----

PRUDENTIAL ALLOCATION FUND
Notes to Financial Statements (Unaudited)           BALANCED
PORTFOLIO
------------------------------------------------------------
--------------------
Note 6. Capital
The Portfolio offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended January
31, 1997 and fiscal year ended July 31, 1996 were as follows:

Class A                               Shares          Amount
----------------------------------  -----------    ---------
----
Six months ended January 31, 1997:
Shares issued.....................    1,883,849    $
24,181,883
Shares issued in reinvestment of
  dividends and distributions.....    1,477,898
18,684,539
Shares reacquired.................   (3,612,805)
(46,253,126)
                                    -----------    ---------
----
Net decrease in shares outstanding
  before conversion...............     (251,058)
(3,386,704)
Shares issued upon conversion from
  Class B.........................    2,465,759
30,920,132
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................    2,214,701    $
27,533,428
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended July 31, 1996:
Shares issued.....................    6,671,164    $
80,509,210
Shares issued in connection with
  acquisition of Prudential
  IncomeVertible(R) Fund, Inc.....   12,372,804
153,694,070
Shares issued in reinvestment of
  dividends and distributions.....    1,222,084
14,673,158
Shares reacquired.................  (10,761,405)
(130,646,163)
                                    -----------    ---------
----
Net increase in shares outstanding
  before conversion...............    9,504,647
118,230,275
Shares issued upon conversion from
  Class B.........................    2,661,105
32,556,721
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................   12,165,752    $
150,786,996
                                    -----------    ---------
----
                                    -----------    ---------
----
Class B                               Shares          Amount
----------------------------------  -----------    ---------
----
Six months ended January 31, 1997:
Shares issued.....................    2,326,497    $
29,657,229
Shares issued in reinvestment of
  dividends and distributions.....    2,274,241
28,659,977
Shares reacquired.................   (3,439,576)
(43,817,796)
                                    -----------    ---------
----
Net increase in shares outstanding
  before conversion...............    1,161,162
14,499,410
Shares reacquired upon conversion
  into Class A....................   (2,476,002)
(30,920,132)
                                    -----------    ---------
----
Net decrease in shares
  outstanding.....................   (1,314,840)   $
(16,420,722)
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended July 31, 1996:
Shares issued.....................    5,453,476    $
65,698,493
Shares issued in connection with
  acquisition of Prudential
  IncomeVertible(R) Fund, Inc.....    5,994,600
74,209,881
Shares issued in reinvestment of
  dividends and distributions.....    1,934,648
23,143,383
Shares reacquired.................   (7,782,895)
(93,671,895)
                                    -----------    ---------
----
Net increase in shares outstanding
  before conversion...............    5,599,829
69,379,862
Shares reacquired upon conversion
  into Class A....................   (2,673,189)
(32,556,721)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................    2,926,640    $
36,823,141
                                    -----------    ---------
----
                                    -----------    ---------
----
Class C
----------------------------------
Six months ended January 31, 1997:
Shares issued.....................      133,833    $
1,681,428
Shares issued in reinvestment of
  dividends and distributions.....       23,922
301,481
Shares reacquired.................      (63,289)
(803,357)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................       94,466    $
1,179,552
                                    -----------    ---------
----
                                    -----------    ---------
----
Year ended July 31, 1996:
Shares issued.....................      279,411    $
3,368,769
Shares issued in reinvestment of
  dividends and distributions.....       10,109
121,326
Shares reacquired.................     (244,931)
(2,928,958)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................       44,841    $
564,259
                                    -----------    ---------
----
                                    -----------    ---------
----

------------------------------------------------------------
--------------------
-----                                  12

PRUDENTIAL ALLOCATION FUND
Notes to Financial Statements (Unaudited)           BALANCED
PORTFOLIO
------------------------------------------------------------
--------------------

Class Z                               Shares          Amount
----------------------------------  -----------    ---------
----
Six months ended January 31, 1997:
Shares issued.....................    1,180,417    $
15,146,080
Shares issued in connection with
  acquisition of Prudential
  Institutional Fund Balanced Fund
  (Note 7)........................    8,056,026
93,971,885
Shares issued in reinvestment of
  dividends and distributions.....      603,239
7,619,007
Shares reacquired.................   (1,118,765)
(14,230,053)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................    8,720,917    $
102,506,919
                                    -----------    ---------
----
                                    -----------    ---------
----
March 1, 1996* through
  July 31, 1996:
Shares issued.....................      398,041    $
4,842,024
Shares issued in reinvestment of
  dividends and distributions.....        4,624
56,162
Shares reacquired.................      (63,803)
(782,891)
                                    -----------    ---------
----
Net increase in shares
  outstanding.....................      338,862    $
4,115,295
                                    -----------    ---------
----
                                    -----------    ---------
----

---------------
* Commencement of offering of Class Z shares.
------------------------------------------------------------
Note 7. Acquisition of Prudential Institutional Fund--
Balanced Fund
On September 20, 1996, the Portfolio acquired all the net
assets of the
Prudential Institutional Fund-Balanced Fund ('Balanced
Fund') pursuant to a plan
of reorganization approved by Balanced Fund shareholders on
September 6, 1996.
The acquisition was accomplished by a tax-free exchange of
8,056,026 Class Z
shares of the Portfolio (valued at $93,971,885) for
8,387,005 shares of Balanced
Fund outstanding on September 20, 1996. Balanced Fund's net
assets at that date
($102,031,225), including $8,097,968 of unrealized
appreciation, were combined
with those of the Portfolio. The aggregate net assets of the
Portfolio and
Balanced Fund immediately before the acquisition were
$728,255,658 and
$102,031,225 respectively.
------------------------------------------------------------
Note 8. Proposed Reorganization
On February 19, 1997, the Board of Trustees of the Fund
approved an Agreement
and Plan of Reorganization (the 'Plan') which provides for
the transfer of all
of the assets of the Strategy Portfolio to the Balanced
Portfolio in exchange
for the respective Class A, Class B, Class C and Class Z
shares of the Balanced
Portfolio and the Balanced Portfolio's assumption of the
liabilities of the
Strategy Portfolio.
The Plan is subject to approval by the shareholders of the
Strategy Portfolio at
a shareholder meeting scheduled on or about June 25, 1997.
If the Plan is
approved, it is expected that the reorganization will take
place in July 1997.
The Strategy Portfolio and the Balanced Portfolio will each
bear their pro-rata
share of the costs of the reorganization, including cost of
proxy solicitation.
------------------------------------------------------------
Note 9. Dividends
On March 21, 1997 the Board of Trustees of the Fund declared the following dividends per share, payable on March 31, 1997 to shareholders of record on
March 25, 1997:

                                              Class B
                                   Class A     and C
Class Z
                                   --------   --------   ---
-----
Ordinary Income..................  $ .0975    $ .0725    $
 .1050

------------------------------------------------------------
--------------------

13 -----

PRUDENTIAL ALLOCATION FUND
Financial Highlights (Unaudited)                   BALANCED
PORTFOLIO
------------------------------------------------------------
--------------------

Class A
                                         -------------------
------------------------------------------------------
                                         Six Months
                                            Ended
Year Ended July 31,
                                         January 31,     ---
------------------------------------------------------
                                            1997
1996         1995        1994        1993        1992
                                         -----------     ---
-----     --------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................     $   11.85      $
12.04     $  11.12     $ 11.75     $ 11.00     $ 10.73
                                         -----------     ---
-----     --------     -------     -------     -------
Income from investment operations
Net investment income................           .16
 .31          .34         .33         .43         .44
Net realized and unrealized gain
   (loss) on investment
   transactions......................          1.73
 .28         1.11        (.05)       1.16         .81
                                         -----------     ---
-----     --------     -------     -------     -------
   Total from investment
      operations.....................          1.89
 .59         1.45         .28        1.59        1.25
                                         -----------     ---
-----     --------     -------     -------     -------
Less distributions
Dividends from net investment
   income............................          (.17)
(.29)        (.33)       (.37)       (.37)       (.44)
Distributions from net realized gains
   on investment and foreign currency
   transactions......................          (.78)
(.49)        (.20)       (.54)       (.47)       (.54)
                                         -----------     ---
-----     --------     -------     -------     -------
   Total distributions...............          (.95)
(.78)        (.53)       (.91)       (.84)       (.98)
                                         -----------     ---
-----     --------     -------     -------     -------
Net asset value, end of period.......     $   12.79      $
11.85     $  12.04     $ 11.12     $ 11.75     $ 11.00
                                         -----------     ---
-----     --------     -------     -------     -------
                                         -----------     ---
-----     --------     -------     -------     -------
TOTAL RETURN(a):.....................         16.09%
4.89%       13.67%       2.39%      15.15%      12.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......     $ 311,255
$262,096     $119,829     $37,512     $22,605     $10,944
Average net assets (000).............     $ 292,465
$246,609     $ 69,754     $29,875     $15,392     $ 7,103
Ratios to average net assets:
   Expenses, including distribution
      fees...........................          1.14%(b)
1.20%        1.22%       1.23%       1.17%       1.29%
   Expenses, excluding distribution
      fees...........................           .89%(b)
 .95%         .97%       1.00%        .97%       1.09%
   Net investment income.............          2.58%(b)
2.53%        2.90%       2.84%       3.88%       3.97%
For Class A, B, C and Z shares:
   Portfolio turnover rate...........            54%
97%         201%        108%         83%        105%
   Average commission rate paid per
      share                                  $.0573
$.0569          N/A         N/A         N/A         N/A

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
------------------------------------------------------------
--------------------
-----                                  14     See Notes to
Financial Statements.

                                                 PRUDENTIAL
ALLOCATION FUND
Financial Highlights (Unaudited)                 BALANCED
PORTFOLIO
------------------------------------------------------------
--------------------

Class B
                                         -------------------
---------------------------------------------------------
                                         Six Months
                                            Ended
Year Ended July 31,
                                         January 31,     ---
---------------------------------------------------------
                                            1997
1996         1995         1994         1993         1992
                                         -----------     ---
-----     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................     $   11.80      $
12.00     $  11.09     $  11.72     $  10.98     $  10.71
                                         -----------     ---
-----     --------     --------     --------     --------
Income from investment operations
Net investment income................           .12
 .21          .26          .24          .34          .35
Net realized and unrealized gain
   (loss) on investment
   transactions......................          1.72
 .28         1.10         (.05)        1.16          .82
                                         -----------     ---
-----     --------     --------     --------     --------
   Total from investment
      operations.....................          1.84
 .49         1.36          .19         1.50         1.17
                                         -----------     ---
-----     --------     --------     --------     --------
Less distributions
Dividends from net investment
   income............................          (.12)
(.20)        (.25)        (.28)        (.29)        (.36)
Distributions from net realized gains
   on investment and foreign currency
   transactions......................          (.78)
(.49)        (.20)        (.54)        (.47)        (.54)
                                         -----------     ---
-----     --------     --------     --------     --------
   Total distributions...............          (.90)
(.69)        (.45)        (.82)        (.76)        (.90)
                                         -----------     ---
-----     --------     --------     --------     --------
Net asset value, end of period.......     $   12.74      $
11.80     $  12.00     $  11.09     $  11.72     $  10.98
                                         -----------     ---
-----     --------     --------     --------     --------
                                         -----------     ---
-----     --------     --------     --------     --------
TOTAL RETURN(a):.....................         15.73%
4.05%       12.79%        1.61%       14.27%       11.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......     $ 436,960
$420,465     $392,291     $445,609     $321,831     $225,995
Average net assets (000).............     $ 439,228
$437,792     $409,419     $392,133     $267,340     $189,358
Ratios to average net assets:
   Expenses, including distribution
      fees...........................          1.89%(b)
1.95%        1.97%        2.00%        1.97%        2.09%
   Expenses, excluding distribution
      fees...........................           .89%(b)
 .95%         .97%        1.00%         .97%        1.09%
   Net investment income.............          1.83%(b)
1.78%        2.34%        2.08%        3.04%        3.25%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
15 -----

PRUDENTIAL ALLOCATION FUND
Financial Highlights (Unaudited)                    BALANCED
PORTFOLIO
------------------------------------------------------------
--------------------

Class C                             Class Z
                                         -------------------
-------------------     ------------------------

August 1,                     March 1,
                                         Six Months
Year        1994(a)      Six Months      1996(d)
                                            Ended
Ended        through         Ended        through
                                         January 31,
July 31,     July 31,      January 31,     July 31,
                                            1997
1996         1995           1997           1996
                                             -----       ---
-----     ---------     -----------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
   period............................      $ 11.80        $
12.00      $ 11.12       $   11.85       $12.16
                                             -----       ---
-----     ---------     -----------     --------
Income from investment operations
Net investment income................          .12
 .21          .21             .25          .13
Net realized and unrealized gain
   (loss) on investment
   transactions......................         1.72
 .28         1.12            1.66         (.28)
                                             -----       ---
-----     ---------     -----------     --------
   Total from investment
      operations.....................         1.84
 .49         1.33            1.91         (.15)
                                             -----       ---
-----     ---------     -----------     --------
Less distributions
Dividends from net investment
   income............................         (.12)
(.20)        (.25)           (.19)        (.16)
Distributions from net realized gains
   on investment and foreign currency
   transactions......................         (.78)
(.49)        (.20)           (.78)          --
                                             -----       ---
-----     ---------     -----------     --------
   Total distributions...............         (.90)
(.69)        (.45)           (.97)        (.16)
                                             -----       ---
-----     ---------     -----------     --------
Net asset value, end of period.......      $ 12.74        $
11.80      $ 12.00       $   12.79       $11.85
                                             -----       ---
-----     ---------     -----------     --------
                                             -----       ---
-----     ---------     -----------     --------
TOTAL RETURN(c):.....................        15.73%
4.05%       12.49%          16.23%       (1.24)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......      $ 5,007        $
3,525      $ 3,046       $ 115,843       $4,015
Average net assets (000).............      $ 4,453        $
2,444      $   920       $  44,961       $4,217
Ratios to average net assets:
   Expenses, including distribution
      fees...........................         1.89%(b)
1.95%        2.04%(b)         .89%(b)      .95%(b)
   Expenses, excluding distribution
      fees...........................          .89%(b)
 .95%        1.04%(b)         .89%(b)      .95%(b)
   Net investment income.............         1.84%(b)
1.78%        2.20%(b)        5.07%(b)     2.72%(b)

---------------
(a) Commencement of offering of Class C shares.
(b) Annualized.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(d) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
-----                                  16     See Notes to
Financial Statements.

PRUDENTIAL ALLOCATION FUND
Supplemental Proxy Information                     BALANCED
PORTFOLIO
------------------------------------------------------------
--------------------
   The Annual Meeting of Shareholders of the Prudential
Allocation
Fund--Balanced Portfolio was held on Wednesday, October 30, 1996 at the offices of Prudential Securities Incorporated, One Seaport Plaza, New York, New York.
The meeting was held for the following purposes:
(1) To elect Directors as follows: Edward D. Beach, Delayne
Dedrick Gold, Robert
    F. Gunia, Donald D. Lennox, Douglas H. McCorkindale,
Mendel A. Melzer,
    Thomas T. Mooney, Stephen P. Munn, Richard A. Redeker,
Robin B. Smith, Louis
    A. Weil, III and Clay T. Whitehead.
The results of the proxy solicitation on the above matters were as follows:

                    Director/Matter
Votes for                   Votes against
Abstentions
                    ---------------                       --
--------------               -------------               ---
--------
(1) Edward D. Beach
52,479,965                           --
444,021
   Delayne Dedrick Gold
52,520,343                           --
403,643
   Robert F. Gunia
52,528,388                           --
395,598
   Donald D. Lennox
52,491,088                           --
432,898
   Douglas H. McCorkindale
52,531,165                           --
392,821
   Mendel A. Melzer
52,510,717                           --
413,269
   Thomas T. Mooney
52,530,203                           --
393,783
   Stephen P. Munn
52,545,582                           --
378,404
   Richard A. Redeker
52,528,603                           --
395,383
   Robin B. Smith
52,519,421                           --
404,565
   Louis A. Weil, III
52,518,308                           --
405,678
   Clay T. Whitehead
52,541,270                           --
382,716

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
17 -----

Getting
The Most
From Your
Prudential
Mutual
Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand.
So when most people
run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats.
You'll find it first
on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past performance is not indicative of future results.

Portfolio
Manager's Report
The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio
Of Investments
This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets
And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of
Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes
In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets.
This statement also
shows how money from investors flowed into and out of the Fund.

Notes To Financial
Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential Mutual
Funds prices securities. The Notes also explain who manages and distributes the
Fund's shares, and more importantly, how much they are paid for doing so.
Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent
Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance
Comparison
These charts are included in the annual report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical
$10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well.
The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting
The Most
From Your
Prudential
Mutual
Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

----------------------------------------------------------
There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge -- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

----------------------------------------------------------
Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

----------------------------------------------------------
Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

    (LOGO)

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E. H. Morrison, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292


Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.



       (LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

 BULK RATE
U.S. POSTAGE
   PAID
Permit 6807
New York, NY

74429R108
74439R207    MF134E2
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74429R702



<ICON>

Prudential
Allocation
Fund

Strategy Portfolio

SEMI
ANNUAL
REPORT
Jan. 31, 1997

(LOGO)

Prudential Allocation Fund:
Strategy Portfolio

Performance At A Glance
U.S. stock and bond prices climbed over the six months ending January 31,
1997, as corporate profits rose, interest rates fell, and inflation remained stable. The stock market was exceptional, as the Dow Jones
Industrial Average
first broke through 6000 and then approached 7000 (only to surpass it in
February). Your Prudential Allocation Fund: Strategy
Portfolio delivered an
excellent performance, returning about 15% over the six months, ahead of the average flexible fund measured by Lipper Analytical
Services. The Portfolio's
strong return was the result of its emphasis on technology and financial stocks, the same sectors that led the market higher.

Cumulative Total Returns1              As of 1/31/97

                                Six     One      Five
Since
                               Months   Year    Years
Inception2
Class A                         15.0%    12.2%   60.5%
110.0%
Class B                         14.6     11.3    54.5
125.5
Class C                         14.6     11.3    N/A
34.4
Class Z                         N/A      N/A     N/A
6.4
Lipper Flexible Port. Avg.3     13.9     14.8    74.3
**

Average Annual Total Returns1           As of 12/31/96

                                   One              Five
Since
                                   Year             Years
Inception2
    Class A                         11.8%           9.0%
11.0%
    Class B                         11.0            8.2
8.9
    Class C                         11.0            N/A
12.1

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge of 5%, 4%, 3%, 2%, 1% and 1% over six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares automatically convert to Class A shares after approximately seven years. Class
Z shares are not subject to a sales charge or a distribution and/or service fee. Since Class Z shares have been in existence for less than a year, no average annual total returns are shown.

2Inception dates: 1/22/90 Class A; 9/15/87 Class B; 8/1/94
Class C; 10/21/96
Class Z.

3Lipper average returns are for 203 funds for six months, 185 funds for one year, 48 funds for five years.

** The Lipper Since Inception category return for Class A shares is 127.1%, which includes 37 funds; for Class B is 144.8% for 17 funds;
for Class C is
47.0% for 127 funds and for Class Z is 6.8% for 215 funds.

How Investments Compared.
    (As of 1/31/97)
        (CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Greg Goldberg and Greg A. Smith, Fund Managers

Portfolio                    (PICTURE)          (PICTURE)
Managers'
Report

Greg A. Smith, chief investment strategist of Prudential Securities, provides sector allocation advice for the Prudential Allocation Fund:
Strategy
Portfolio, while Portfolio Manager Greg Goldberg selects individual securities.
The Portfolio is invested in a diversified portfolio of stocks, bonds and money market instruments. There can be no assurance that the Portfolio's investment objective will be achieved.

Merger Vote.
The Board of Trustees has recently approved a proposal to exhange the assets and liabilities of the Strategy Portfolio for shares of the Balanced Portfolio of the Fund. For more information, please see the "President's Message" on
Page 2.

Strategy Session.
------------------------------------------------------------
------------
We manage the Portfolio seeking a high investment return by holding a diversified portfolio of stocks, bonds and cash. Our allocations to stocks, bonds and cash have varied widely.

Investment Allocation
Six-Month Comparisons
 Strategy Portfolio
      (CHART)

Over the last six months, as the stock market worked its way up to 6000 as measured by the Dow Jones Industrial Average, we put more of our cash to work in stocks. Stocks moved to 75% of assets, while cash fell to 11% and bonds to
14% of assets.

The stock portion of the portfolio is managed with a growth philosophy. But we have been concerned that prices are getting high. We prefer growth at a reasonable price. Since Thanksgiving, we've been finding opportunities in smaller and medium-sized companies that have been priced more attractively than large companies.

Growth Priced Reasonably.
As a result, we've taken profits in some of our larger-company stocks and increased our holdings in small to medium-sized companies
(those whose total
market worth is less than $5 billion). For example, we trimmed our holdings in
Microsoft and Intel, and added to our holdings like
Weatherford Enterra and
other oil service industry stocks.

We must say we haven't been immediately successful. Some of these small company stocks have had a difficult time in 1997. (Oil service industry stocks fell as much as 20% early this year). But we suspect that the market will come around to our way of thinking sometime this year.

What Went Well.
------------------------------------------------------------
----
Tech & Finance.
Technology and financial stocks led the market over the last six months, and we're glad that we had substantial holdings in these stocks. As a percentage of our total assets in stocks, we held nearly 21% in technology -- one and a half times as much as the market as a whole, and nearly 19% in financial stocks -- more than the market.

In 1996, the big technology stocks were tops. Names like
Intel, Microsoft and
IBM led the sector. In the last six months, all technology stocks rose 42%, as measured by the S&P. Our top performing holding was Intel, which rose 116%.

Financial stocks rose nearly 36% over the six months. Among our best-performing holdings were Travelers Group, which rose nearly 67% and Student Loan
Marketing.

Energy & Health
Energy was the third best performing sector during the six months, rising 24%, as the price of crude oil climbed to its highest levels since the Gulf War. Of the funds we invested in stocks, we held nearly 14% in oil stocks, almost twice as much as the market as a whole, and our stocks performed better than the average, too. Our oil services stocks did exceptionally well, with Weatherford
Enterra rising 47% during the six months.

We also did well in health care, led by our position in Aetna, the last of the major insurance companies to enter the Health Maintenance
Organization
business, by acquiring U.S. Healthcare. Aetna stock rose by nearly 37% during the six months.

And Not So Well.
--------------------------------------------------
Tech Trouble.
While technology stocks have been rewarding (they've risen
83% in the last two
years), it's never been easy to own the right ones at the right time. While we did well with our technology holdings over the last six months, we could have done better. After some of our large company stocks ran up as high as they did
(Intel rose 116%), we started to sell some, thinking that smaller company stocks held more potential. We wish we hadn't sold so soon.

One of our holdings, Uniphase, is a small company that makes laser systems. It rose 68%. We thought we found other small to mid-sized companies that would perform well. In the short-term, we were wrong. Instead, Uniphase was more an aberration than a trend, as investors continued to favor liquidity -- owning large companies whose stock can be sold much more quickly and easily than those of the small companies.

Five Largest
Holdings.
2.7%   Federal National
       Mortgage Association
       Financial Services

2.4%   Novartis AG
       Pharmaceuticals

2.2%   Travelers Group
       Financial Services

2.1%   Exxon Corp.
       Oil and Gas

2.1%   Uniphase Corp.
       Electronics

Expressed as a percentage of total net assets as of 1/31/97.

Looking Ahead.
--------------------------------
We've positioned the Fund to take advantage of a surge in demand for oil and renewed strength in small- and medium-sized company stocks in a number of industries. To date, 1997 hasn't been cooperative.

There was a sizable drop in oil prices early this year, and natural gas prices have fallen as well. That has been hard on one area we like the most -- the oil service stocks. We're still optimistic on this sector.

We also believe in small- to medium-sized company stocks, although they have not performed as well as we expected to date. These stocks have trailed larger stocks for three years in a row now. The stock market is at an all time high.
We doubt that this can continue indefinitely. We expect that funds will rotate this year out of the "Nifty 50" -- the biggest company stocks -- and into smaller companies that can be purchased at more reasonable prices.

President's Letter                    March 3, 1997
(PICTURE)
------------------------------------------------------------
---
Prudential Allocation Fund Portfolios May Merge.

Dear Shareholder:
There's important news for shareholders of the Prudential
Allocation Fund:
Strategy Portfolio and the Prudential Allocation Fund:
Balanced Portfolio.

Strategy Portfolio shareholders will soon be receiving information in the mail concerning the future of their Fund. The Board of Trustees has recently approved a proposal to exchange the assets and liabilities of the Strategy
Portfolio for shares of the Balanced Portfolio. If this merger occurs, the Fund will be renamed the Prudential Balanced Fund, and its investment objective will be to seek high total return consistent with moderate risk.

Why Merge?
We are continually assessing the operation of our mutual funds to see if they're performing in the most efficient way possible. That means we are constantly searching for new ways to strengthen our investment management and reduce costs while we ensure that the mutual fund's investment objective closely matches your long-term financial needs.

Under the planned merger, Strategy Portfolio shareholders will have their shares (Class A, B, C, and Z) exchanged for like shares of the Balanced
Portfolio at net asset value. No sales charges will be imposed. And, each Fund anticipates obtaining an opinion from counsel that no gain or loss for federal income tax purposes would be realized by shareholders as a result of this transaction.

Providing you with the highest quality investment products is our No. 1 priority. We are committed to helping you reach your financial goals.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds and Annuities

Portfolio of Investments as of     PRUDENTIAL ALLOCATION
FUND
January 31, 1997 (Unaudited)       STRATEGY PORTFOLIO
------------------------------------------------------------
------------------------------------------------------------

Shares     Description                              Value
(Note 1)
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--88.6%
COMMON STOCKS--73.0%
------------------------------------------------------------
-------
Airlines--0.7%
 110,700   US Airways, Inc.*                        $
2,310,863
------------------------------------------------------------
Auto Parts--0.6%
  63,368   LucasVarity PLC (ADR) (United
             Kingdom)*
2,106,986
------------------------------------------------------------
Chemicals--1.0%
 223,900   Agrium, Inc. (Canada)
3,397,459
------------------------------------------------------------
Computer Software & Services--6.1%
  28,100   C-NET, Inc.*
814,900
  86,000   Cisco Systems, Inc.*
5,998,500
  76,500   Computer Associates International,
             Inc.
3,471,187
  59,700   Edify Corp.*
776,100
 137,400   Informix Corp.*
2,851,050
 132,900   Larscom, Inc.*
1,594,800
  36,000   Microsoft Corp.
3,672,000
  87,000   The Learning Company, Inc.*
1,098,375
  34,700   VeriFone, Inc.*
1,253,538
                                                    --------
-----

21,530,450
------------------------------------------------------------
Containers & Packaging--0.8%
 210,800   Stone Container Corp.
2,845,800
------------------------------------------------------------
Drugs & Health Care--1.4%
 126,700   United States Surgical Corp.
5,083,838
------------------------------------------------------------
Electronics--6.2%
  61,700   Burr-Brown Corp.*
1,658,188
 135,400   Checkpoint Systems, Inc.*
2,826,475
 126,000   Input/Output, Inc.*
2,992,500
  26,000   Intel Corp.                              $
4,218,500
  37,700   SGS Thomson Microelectronics N.V.*
2,667,275
 168,100   Uniphase Corp.*
7,333,362
                                                    --------
-----

21,696,300
------------------------------------------------------------
Entertainment--1.1%
 107,800   Carnival Corp.
3,961,650
------------------------------------------------------------
Financial Services--10.6%
  46,000   Advanta Corp.
2,070,000
  57,800   Citicorp
6,726,475
 236,200   Federal National Mortgage Association
9,329,900
  49,200   Student Loan Marketing Association
5,356,650
 243,100   The Money Store, Inc.
6,199,050
 148,200   Travelers Group, Inc.
7,761,975
                                                    --------
-----

37,444,050
------------------------------------------------------------
Foods--1.5%
 156,700   RJR Nabisco Holdings Corp.
5,131,925
------------------------------------------------------------
Hospital Management--3.3%
  64,000   Aetna, Inc.
5,056,000
  97,700   Columbia/HCA Healthcare Corp.
3,859,150
 203,300   Physician Corp. of America*
1,994,881
  28,900   Sierra Health Services, Inc.*
791,137
                                                    --------
-----

11,701,168
------------------------------------------------------------
Insurance--1.0%
  64,600   The PMI Group, Inc.
3,375,350
------------------------------------------------------------
Lodging--1.3%
  40,500   Hilton Hotels Corp.
1,154,250
 141,900   La Quinta Inns, Inc.
2,767,050
  30,000   Prime Hospitality Corp.*
513,750
                                                    --------
-----

4,435,050

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments as of     PRUDENTIAL ALLOCATION
FUND
January 31, 1997 (Unaudited)       STRATEGY PORTFOLIO
------------------------------------------------------------
------------------------------------------------------------

Shares     Description                              Value
(Note 1)
------------------------------------------------------------
------
Machinery & Equipment--0.4%
  64,050   Miller Industries, Inc.                  $
1,297,013
------------------------------------------------------------
Metals--2.7%
 112,500   AK Steel Holding Corp.
4,528,125
  70,600   Aluminum Co. of America
4,871,400
                                                    --------
-----

9,399,525
------------------------------------------------------------
Metals-Non Ferrous--2.0%
 188,700   UCAR International Inc.*
7,076,250
------------------------------------------------------------
Oil & Gas--7.9%
  95,300   Alberta Energy Co., Ltd.
2,370,587
  55,000   Anadarko Petroleum Corp.
3,561,250
 125,000   Elf Aquitaine S.A. (ADR) (France)
6,062,500
  72,000   Exxon Corp.
7,461,000
  85,000   Noble Affiliates, Inc.
3,708,125
 165,000   YPF Sociedad Anonima (ADR) (Argentina)
4,599,375
                                                    --------
-----

27,762,837
------------------------------------------------------------
Oil & Gas Equipment & Services--5.9%
  76,300   BJ Services Co.*
3,528,875
 155,400   Bouygues Offshore S. A.*
2,020,200
  98,900   J. Ray McDermott, S.A.*
2,299,425
 108,000   Smith International, Inc.*
4,914,000
  67,500   The Williams Companies, Inc.
2,708,438
 153,000   Weatherford Enterra, Inc.*
5,565,375
                                                    --------
-----

21,036,313
------------------------------------------------------------
Pharmaceuticals--4.9%
 144,000   Novartis (ADR) (Switzerland)*
8,280,000
  48,000   Pfizer, Inc.
4,458,000
 125,100   Pharmacia & Upjohn, Inc.
4,659,975
                                                    --------
-----

17,397,975
Realty Investment Trust--6.7%
  90,000   Crescent Real Estate Equities Co.        $
4,826,250
 100,000   Developers Diversified Realty Corp.
3,575,000
 120,000   Equity Residential Properties Trust
5,160,000
 162,000   Manufactured Home Communities, Inc.
3,827,250
  65,000   Meditrust Corp.
2,502,500
  75,000   Patriot American Hospitality, Inc.
3,525,000
                                                    --------
-----

23,416,000
------------------------------------------------------------
Restaurants--0.7%
  57,000   McDonald's Corp.
2,593,500
------------------------------------------------------------
Retail--1.3%
 160,000   Gap, Inc.
4,600,000
------------------------------------------------------------
Telecommunications--3.9%
 199,200   ADC Telecommunications, Inc.*
7,146,300
  50,000   Comverse Technology, Inc.*
2,250,000
 151,100   NEXTEL Communications, Inc.*
2,323,162
 135,000   Westell Technologies, Inc.
1,957,500
                                                    --------
-----

13,676,962
------------------------------------------------------------
Textiles--0.4%
  95,200   Polymer Group, Inc.*
1,356,600
------------------------------------------------------------
Toy Manufacturer--0.6%
 127,500   Galoob Toys, Inc.*
2,231,250
                                                    --------
-----
           Total common stocks
             (cost $214,194,042)
256,865,114
                                                    --------
-----
PREFERRED STOCKS--1.4%
------------------------------------------------------------
Retail--1.4%
  95,000   Kmart Financing
             Conv. Pfd. (cost $4,760,820)
4,845,000

------------------------------------------------------------
--------------------
-----                                  4      See Notes to
Financial Statements.

Portfolio of Investments as of     PRUDENTIAL ALLOCATION
FUND
January 31, 1997 (Unaudited)       STRATEGY PORTFOLIO
------------------------------------------------------------
------------------------------------------------------------

Moody's       Principal
Rating        Amount      Description                 Value
(Note 1)
(Unaudited)   (000)
------------------------------------------------------------
DEBT OBLIGATIONS--14.2%
CORPORATE BONDS--3.3%
------------------------------------------------------------
Chemicals--1.2%
Ba3           $  2,000    ISP Holdings, Inc.,
                            Sr. Notes
                            9.75%, 2/15/02             $
2,097,500
Ba3              2,000    Owens-Illinois Inc.
                            Gtd. Deb.,
                            11.00%, 12/1/03
2,225,000
                                                       -----
-------

4,322,500
------------------------------------------------------------
Computer Software & Services--0.3%
NR               1,055    The Learning Company, Inc.
                            5.50%, 11/1/00
863,781
------------------------------------------------------------
Hospital Management--0.6%
Ba3              2,000    Tenet Healthcare Corp.,
                            Sr. Sub. Notes
                            10.125%, 3/1/05
2,195,000
------------------------------------------------------------
Retail--0.6%
Ba1              2,000    Federated Dept. Stores,
                            Inc.
                            Sr. Notes,
                            8.125%, 10/15/02
2,053,660
------------------------------------------------------------
Telecommunications--0.6%
Ba3              2,000    Century Communications
                            Corp.,
                            Sr. Notes,
                            9.75%, 2/15/02
2,065,000
                                                       -----
-------
                          Total corporate bonds
                            (cost $11,584,307)
11,499,941
                                                       -----
-------
SOVEREIGN BONDS--0.6%
                13,950    Argentina Gov't Bond,
                            Zero Coupon, 9/1/97
                            (cost $3,838,058)
2,243,160
U.S. GOVERNMENT SECURITIES--10.3%
              $  6,500    United States Treasury
                            Bond,
                            6.00%, 2/15/26             $
5,813,405
                          United States Treasury
                            Notes,
                 7,000    6.25%, 6/30/98
7,044,870
                15,000    6.625%, 6/30/01
15,210,900
                 5,000    6.375%, 9/30/01
5,020,300
                 3,000    6.50%, 10/15/06
2,997,180
                                                       -----
-------
                          Total U.S. government
                            securities
                            (cost $35,586,644)
36,086,655
                                                       -----
-------
                          Total debt obligations
                            (cost $49,381,858)
49,829,756
                                                       -----
-------
                          Total long-term
                            investments
                            (cost $268,336,720)
311,539,870
                                                       -----
-------
SHORT-TERM INVESTMENTS--11.9%
REPURCHASE AGREEMENT
                41,757    Joint Repurchase Agreement
                            Account
                            5.55%, 2/03/97
                            (cost $41,757,000; Note 5)
41,757,000
                                                       -----
-------
------------------------------------------------------------
Total Investments--100.5%
                          (cost $310,093,720; Note 4)
353,296,870
                          Liabilities in excess of
                            other assets--(0.5%)
(1,646,386)
                                                       -----
-------
                          Net Assets--100%
$351,650,484
                                                       -----
-------
                                                       -----
-------

---------------
* Non-income producing security.
ADR--American Depository Receipt.
NR--Not Rated by Moody's or Standard & Poor's
The Fund's current Prospectus contains a description of
Moody's and Standard &
Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

PRUDENTIAL ALLOCATION FUND
Statement of Assets and Liabilities (Unaudited)     STRATEGY
PORTFOLIO
------------------------------------------------------------
--------------------

Assets
January 31, 1997
Investments, at value (cost
$310,093,720)...............................................
 ..................        $353,296,870
Cash........................................................
 ..............................................
1,884,641
Dividends and interest
receivable..................................................
 .......................           1,029,231
Receivable for Fund shares
sold........................................................
 ...................             202,706
Deferred expenses and other
assets......................................................
 ..................              21,792

----------------
   Total
assets......................................................
 .....................................         356,435,240

----------------
Liabilities
Payable for investments
purchased...................................................
 ......................           2,975,274
Payable for Fund share
reacquired..................................................
 .......................           1,124,230
Accrued expenses and other
liabilities.................................................
 ...................             275,960
Due to
Distributor.................................................
 .......................................             215,513
Due to
Manager.....................................................
 .......................................             193,779

----------------
   Total
liabilities.................................................
 .....................................           4,784,756

----------------
Net
Assets......................................................
 ..........................................
$351,650,484

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........        $    282,231
   Paid-in capital in excess of
par.........................................................
 ..............         299,829,414

----------------

300,111,645
   Distributions in excess of net investment
income......................................................
 .            (132,493)
   Accumulated net realized gain on
investments.................................................
 ..........           8,468,182
   Net unrealized appreciation on
investments.................................................
 ............          43,203,150

----------------
Net assets, January 31,
1997........................................................
 ......................        $351,650,484

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($129,970,212 / 10,385,192 shares of beneficial
interest issued and outstanding)....................
$12.51
   Maximum sales charge (5% of offering
price)......................................................
 ......                 .66

----------------
   Maximum offering price to
public......................................................
 .................              $13.17

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($220,552,838 / 17,747,241 shares of beneficial
interest issued and outstanding)....................
$12.43

----------------

----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($1,122,810 / 90,331 shares of beneficial interest
issued and outstanding)..........................
$12.43

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($4,624 / 369 shares of beneficial interest issued and
outstanding).................................
$12.53

----------------

----------------

------------------------------------------------------------
--------------------
-----                                  6      See Notes to
Financial Statements.

PRUDENTIAL ALLOCATION FUND
STRATEGY PORTFOLIO
Statement of Operations (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                                   Six
Months
                                                      Ended
                                                   January
31,
Net Investment Income                                 1997
Income
   Interest......................................  $
4,041,330
   Dividends (net of foreign withholding taxes of
      $1,847)....................................
1,308,520
                                                   ---------
--
      Total income...............................
5,349,850
                                                   ---------
--
Expenses
   Distribution fee--Class A.....................
144,158
   Distribution fee--Class B.....................
1,186,643
   Distribution fee--Class C.....................
4,893
   Management fee................................
1,149,312
   Transfer agent's fees and expenses............
411,000
   Custodian's fees and expenses.................
85,000
   Reports to shareholders.......................
82,000
   Registration fees.............................
25,000
   Legal fees....................................
12,000
   Trustees' fees and expenses...................
11,000
   Audit fee and expenses........................
10,000
   Insurance expense.............................
4,200
   Miscellaneous.................................
2,609
                                                   ---------
--
      Total expenses.............................
3,127,815
                                                   ---------
--
Net investment income............................
2,222,035
                                                   ---------
--
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Net realized gain (loss) on:
   Investment transactions.......................
10,797,439
   Foreign currency transactions.................
(57)
                                                   ---------
--

10,797,382
                                                   ---------
--
Net change in unrealized appreciation
   (depreciation) on investments.................
34,581,335
                                                   ---------
--
Net gain on investments..........................
45,378,717
                                                   ---------
--
Net Increase in Net Assets
Resulting from Operations........................
$47,600,752
                                                   ---------
--
                                                   ---------
--

PRUDENTIAL ALLOCATION FUND
STRATEGY PORTFOLIO
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------
------------------------------------------------------------

                                     Six Months
                                       Ended         Year
Ended
Increase (Decrease)                 January 31,       July
31,
in Net Assets                           1997            1996
Operations
   Net investment income..........  $  2,222,035    $
5,507,871
   Net realized gain on
      investments and foreign
      currency transactions.......    10,797,382
36,314,860
   Net change in unrealized
      appreciation of
      investments.................    34,581,335
(25,351,282)
                                    ------------    --------
----
   Net increase in net assets
      resulting from operations...    47,600,752
16,471,449
                                    ------------    --------
----
Net equalization debits...........            --
(91,163)
                                    ------------    --------
----
Dividends and distributions (Note
   1)
   Dividends from net investment
      income
      Class A.....................      (972,113)
(1,971,726)
      Class B.....................    (1,245,104)
(3,432,191)
      Class C.....................        (4,817)
(5,649)
      Class Z.....................            (1)
--
                                    ------------    --------
----
                                      (2,222,035)
(5,409,566)
                                    ------------    --------
----
   Dividends in excess of net
      investment income
      Class A.....................       (10,083)
--
      Class B.....................       (12,914)
--
      Class C.....................           (50)
--
                                    ------------    --------
----
                                         (23,047)
--
                                    ------------    --------
----
   Distributions to shareholders
      from net realized gains on
      investment transactions
      Class A.....................    (9,955,287)
(6,072,810)
      Class B.....................   (21,456,644)
(16,739,446)
      Class C.....................       (95,986)
(23,748)
      Class Z.....................           (18)
--
                                    ------------    --------
----
                                     (31,507,935)
(22,836,004)
                                    ------------    --------
----
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      subscribed..................    23,666,697
55,447,312
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions...........    32,301,346
27,153,769
   Cost of shares reacquired......   (52,145,287)
(102,839,745)
                                    ------------    --------
----
   Net increase (decrease) in net
      assets from Fund share
      transactions................     3,822,756
(20,238,664)
                                    ------------    --------
----
Total increase....................    17,670,491
32,103,948
Net Assets
Beginning of period...............   333,979,993
366,083,941
                                    ------------    --------
----
End of period.....................  $351,650,484
$333,979,993
                                    ------------    --------
----
                                    ------------    --------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

PRUDENTIAL ALLOCATION FUND
Notes to Financial Statements (Unaudited)           STRATEGY
PORTFOLIO
------------------------------------------------------------
--------------------
Prudential Allocation Fund (the 'Fund') is registered under
the Investment
Company Act of 1940, as a diversified, open-end management
investment company.
The Fund was organized as an unincorporated business trust
in Massachusetts on
February 23, 1987 and consists of two series, namely:
Balanced Portfolio and
Strategy Portfolio. The investment objective of the Strategy
Portfolio (the
'Portfolio') is to achieve a high total investment return
consistent with
relatively higher risk than the Balanced Portfolio through
varying the
proportions of investments in debt and equity securities,
the quality and
maturity of debt securities purchased and the price
volatility and the type of
issuer of equity securities purchased. The ability of
issuers of debt securities
held by the Fund to meet their obligations may be affected
by economic
developments in a specific country, industry or region.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of generally accepted accounting
policies followed by
the Fund in the preparation of its financial statements. Securities Valuation: Any security for which the primary market is on an exchange (including NASDAQ National Market System equity
securities) is valued
at the last sale price on such exchange on the day of
valuation or, if there was
no sale on such day, the mean between the last bid and asked prices quoted on
such day. Corporate bonds (other than convertible debt
securities) and U.S.
Government and agency securities that are actively traded in the
over-the-counter market, including listed securities for
which the primary
market is believed to be over-the-counter, are valued on the basis of valuations
provided by a pricing service which uses information with
respect to
transactions in bonds, quotations from bond dealers, agency
ratings, market
transactions in comparable securities and various
relationships between
securities in determining value. Convertible debt securities that are actively
traded in the over-the-counter market, including listed
securities for which the
primary market is believed to be over-the-counter, are
valued at the mean
between the most recently quoted bid and asked prices
provided by principal
market makers. Forward currency exchange contracts are
valued at the current
cost of offsetting the contract on the day of valuation.
Options are valued at
the mean between the most recently quoted bid and asked
prices. Futures and
options thereon are valued at their last sales price as of
the close of the
commodities exchange or board of trade.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost which approximates market value.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian or
designated
subcustodians, as the case may be, under triparty repurchase agreements, take
possession of the underlying collateral securities, the
value of which exceeds
the principal amount of the repurchase transaction,
including accrued interest.
To the extent that any repurchase transaction exceeds one
business day, the
value of the collateral is marked-to-market on a daily basis to ensure the
adequacy of the collateral. If the seller defaults and the
value of the
collateral declines or if bankruptcy proceedings are
commenced with respect to
the seller of the security, realization of the collateral by the Fund may be
delayed or limited.
Foreign Currency Translation: The books and records of the
Fund are maintained
in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
closing daily rate of exchange.
(ii) purchases and sales of investment securities, income
and expenses--at the
rate of exchange prevailing on the respective dates of such
transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the fiscal period, the
Fund does not isolate
that portion of the results of operations arising as a
result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of long-term securities held at the end of the fiscal period. Similarly,
the Fund does not isolate the effect of changes in foreign
exchange rates from
the fluctuations arising from changes in the market prices
of long-term
portfolio securities sold during the fiscal period.
Accordingly, realized
foreign currency gains (losses) are included in the reported net realized gains
on investment transactions.
Net realized gains on foreign currency transactions
represent net foreign
exchange gains from the holding of foreign currencies,
currency gains or losses
realized between the trade and settlement dates on
securities transactions, and
the difference between the amounts of dividends, interest
and foreign taxes
recorded on the Fund's books and the U.S. dollar equivalent
amounts actually
received or paid.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a result of,
among other factors, the possibility of political and
economic
------------------------------------------------------------
--------------------
-----                                  8

PRUDENTIAL ALLOCATION FUND
Notes to Financial Statements (Unaudited)           STRATEGY
PORTFOLIO
------------------------------------------------------------
--------------------
instability or the level of governmental supervision and
regulation of foreign
securities markets.
Options: The Fund may either purchase or write options in
order to hedge against
adverse market movements or fluctuations in value caused by
changes in
prevailing interest rates or foreign currency exchange rates with respect to
securities or currencies which the Fund currently owns or
intends to purchase.
When the Fund purchases an option, it pays a premium and an
amount equal to that
premium is recorded as an investment. When the Fund writes
an option, it
receives a premium and an amount equal to that premium is
recorded as a
liability. The investment or liability is adjusted daily to
reflect the current
market value of the option. If an option expires
unexercised, the Fund realizes
a gain or loss to the extent of the premium received or
paid. If an option is
exercised, the premium received or paid is an adjustment to
the proceeds from
the sale or the cost basis of the purchase in determining
whether the Fund has
realized a gain or loss. The difference between the premium
and the amount
received or paid on effecting a closing purchase or sale
transaction is also
treated as a realized gain or loss. Gain or loss on
purchased options is
included in net realized gain (loss) on investment
transactions. Gain or loss on
written options is presented separately as net realized gain
(loss) on written
option transactions.
The Fund, as writer of an option, has no control over
whether the underlying
securities or currencies may be sold (called) or purchased
(put). As a result,
the Fund bears the market risk of an unfavorable change in
the price of the
security or currency underlying the written option. The
Fund, as purchaser of an
option, bears the risk of the potential inability of the
counterparties to meet
the terms of their contracts.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of investments
are calculated on the identified cost basis. Dividend income is recorded on the
ex-dividend date and interest income is recorded on the
accrual basis. Expenses
are recorded on the accrual basis which may require the use
of certain estimates
by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Financial Futures Contracts: A financial futures contract is an agreement to
purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Fund is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin.' Subsequent payments, known as
'variation margin,'
are made or received by the Fund each day, depending on the
daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
The Fund invests in financial futures contracts in order to
hedge its existing
portfolio securities, or securities the Fund intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Fund may not achieve
the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Federal Income Taxes: For federal income tax purposes, each
series in the Fund
is treated as a separate taxpaying entity. It is the intent
of each series to
continue to meet the requirements of the Internal Revenue
Code applicable to
regulated investment companies and to distribute all of its
taxable net income
to its shareholders. Therefore, no federal income tax
provision is required.
Withholding taxes on foreign interest and dividends have
been provided for in
accordance with the Fund's understanding of the applicable
country's tax rates.
Dividends and Distributions: The Fund expects to pay
dividends of net investment
income quarterly and make distributions at least annually of any net capital
gains. Dividends and distributions are recorded on the ex-
dividend date.
Income distributions and capital gains distributions are
determined in
accordance with income tax regulations which may differ from generally accepted
accounting principles. These differences are primarily due
to differing
treatments of wash sales and foreign currency transactions.
Equalization: Effective August 1, 1996, the Fund
discontinued the accounting
practice of equalization. Equalization is a practice whereby a portion of the
proceeds from sales and costs of repurchases of capital
shares, equivalent on a
per share basis to the amount of distributable net
investment income on the date
of the transaction, is credited or charged
------------------------------------------------------------
--------------------

9 -----

PRUDENTIAL ALLOCATION FUND
Notes to Financial Statements (Unaudited)           STRATEGY
PORTFOLIO
------------------------------------------------------------
--------------------
to undistributed net investment income. The balance of
$1,181,520 of
undistributed net investment income at July 31, 1996,
resulting from
equalization was transferred to paid-in capital in excess of par. Such
reclassification has no effect on net assets, results of
operations, or net
asset value per share.
Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with American
Institute of Certified
Public Accountants, Statement of Position 93-2:
Determination, Disclosure, and
Financial Statement Presentation of Income; Capital Gain,
and Return of Capital
Distributions by Investment Companies. For the six months
ended January 31,
1997, the Strategy Portfolio decreased undistributed net
investment income and
increased accumulated net realized gain on investments by
$57. Net realized
gains and net assets were not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
('PMF'). Pursuant to this agreement, PMF has responsibility
for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with The
Prudential Investment
Corporation ('PIC'); PIC furnishes investment advisory
services in connection
with the management of the Fund. PMF pays for the services
of PIC, the
compensation of officers of the Fund, occupancy and certain
clerical and
bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid PMF is computed daily and payable
monthly at an annual
rate of .65 of 1% of the Portfolio's average daily net
assets.
The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI') which acts as the distributor of the Class A, Class
B, Class C and Class
Z shares. The Portfolio compensated PSI for distributing and servicing the
Portfolio's Class A, Class B and Class C shares, pursuant to plans of
distribution (the 'Class A, B and C Plans'), regardless of
expenses actually
incurred. The distribution fees are accrued daily and
payable monthly. No
distribution or service fees are paid to PSI as distributor
of the Class Z
shares of the Portfolio.
Pursuant to the Class A, B and C Plans, the Portfolio
compensated PSI for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1% of
the average daily net
assets of the Class A, B and C shares, respectively, for the six months ended
January 31, 1997.
PSI has advised the Portfolio that it received approximately
$67,400 in
front-end sales charges resulting from sales of Class A
shares during the six
months ended January 31, 1997. From these fees, PSI paid
such sales charges to
dealers which in turn paid commissions to salespersons.
PSI has advised the Portfolio that for the six months ended
January 31, 1997, it
received approximately $214,600 and $300 in contingent
deferred sales charges
imposed upon certain redemptions by Class B and C
shareholders, respectively.
PSI, PIC and PMF are indirect, wholly-owned subsidiaries of
The Prudential
Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly-owned subsidiary of PMF,
serves as the Portfolio's transfer agent. During the six
months ended January
31, 1997, the Portfolio incurred fees of approximately
$362,700 for the services
of PMFS. As of January 31, 1997, approximately $61,300 of
such fees were due to
PMFS. Transfer agent fees and expenses in the Statement of
Operations also
include certain out-of-pocket expenses paid to non-
affiliates.
For the six months ended January 31, 1997, PSI received
approximately $25,700 in
brokerage commissions from portfolio transactions executed
on behalf of the
Portfolio.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities of the
Portfolio, other than
short-term investments, for the six months ended January 31,
1997 aggregated
$143,705,924 and $116,521,835, respectively.
The cost basis of investments for federal income tax
purposes as of January 31,
1997 was $310,153,624 and accordingly, net unrealized
appreciation for federal
income tax purposes was $43,143,246 (gross unrealized
appreciation--$50,541,294,
gross unrealized depreciation--$7,398,048).
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily
------------------------------------------------------------
--------------------
-----                                  10

PRUDENTIAL ALLOCATION FUND
Notes to Financial Statements (Unaudited)           STRATEGY
PORTFOLIO
------------------------------------------------------------
--------------------
aggregate balance of which is invested in one or more
repurchase agreements
collateralized by U.S. Government or federal agency
obligations. As of January
31, 1997, the Portfolio had a 3.6% undivided interest in the repurchase
agreements in the joint account. The undivided interest for
the Portfolio
represented $41,757,000 in principal amount. As of such
date, each repurchase
agreement in the joint account and the value of the
collateral therefor was as
follows:
Bear, Stearns & Co., Inc., 5.56%, dated 1/31/97, in the
principal amount of
$343,000,000, repurchase price $343,158,923, due 2/3/97. The value of the
collateral including accrued interest is $350,781,750. Goldman, Sachs & Co., 5.57%, dated 1/31/97, in the principal amount of
$343,000,000, repurchase price $343,159,209, due 2/3/97. The value of the
collateral including accrued interest is $349,860,525.
SBC Warburg, 5.40%, dated 1/31/97, in the principal amount
of $143,898,000,
repurchase price $143,962,754, due 2/3/97. The value of the
collateral including
accrued interest is $146,829,414.
Smith Barney Inc., 5.57%, dated 1/31/97, in the principal
amount of
$343,000,000, repurchase price $343,159,209, due 2/3/97. The value of the
collateral including accrued interest is $349,860,960.
------------------------------------------------------------
Note 6. Capital
The Portfolio offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective October 21, 1996 the Portfolio commenced offering Class Z shares. Class Z shares are not subject to any sales charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.
Transactions in shares of beneficial interest for the six months ended January
31, 1997 and the fiscal year ended July 31, 1996 were as follows:

Class A                                 Shares
Amount
-----------------------------------   -----------    -------
-----
Six months ended January 31, 1997:
Shares issued......................     1,007,345    $
12,702,004
Shares issued in reinvestment of
  dividends and distributions......       863,122
10,649,033
Shares reacquired..................    (1,706,307)
(21,528,016)
                                      -----------    -------
-----
Net decrease in shares outstanding
  before conversion................       164,160
1,823,021
Shares issued upon conversion from
  Class B..........................     1,898,813
23,221,998
                                      -----------    -------
-----
Net increase in shares
  outstanding......................     2,062,973    $
25,045,019
                                      -----------    -------
-----
                                      -----------    -------
-----
Year ended July 31, 1996:
Shares issued......................     2,260,476    $
28,118,465
Shares issued in reinvestment of
  dividends and distributions......       633,928
7,815,389
Shares reacquired..................    (3,190,632)
(39,885,580)
                                      -----------    -------
-----
Net increase in shares outstanding
  before conversion................      (296,228)
(3,951,726)
Shares issued upon conversion from
  Class B..........................     1,640,084
20,771,295
                                      -----------    -------
-----
Net increase in shares
  outstanding......................     1,343,856    $
16,819,569
                                      -----------    -------
-----
                                      -----------    -------
-----
Class B
-----------------------------------
Six months ended January 31, 1997:
Shares issued......................       834,746    $
10,563,905
Shares issued in reinvestment of
  dividends and distributions......     1,757,775
21,553,436
Shares reacquired..................    (2,410,828)
(30,493,851)
                                      -----------    -------
-----
Net increase in shares outstanding
  before conversion................       181,693
1,623,490
Shares reacquired upon conversion
  into Class A.....................    (1,911,877)
(23,221,998)
                                      -----------    -------
-----
Net decrease in shares
  outstanding......................    (1,730,184)
$(21,598,508)
                                      -----------    -------
-----
                                      -----------    -------
-----
Year ended July 31, 1996:
Shares issued......................     2,151,781    $
26,736,221
Shares issued in reinvestment of
  dividends and distributions......     1,576,044
19,309,058
Shares reacquired..................    (5,059,562)
(62,798,210)
                                      -----------    -------
-----
Net decrease in shares outstanding
  before conversion................    (1,331,737)
(16,752,931)
Shares reacquired upon conversion
  into Class A.....................    (1,650,974)
(20,771,295)
                                      -----------    -------
-----
Net decrease in shares
  outstanding......................    (2,982,711)
$(37,524,226)
                                      -----------    -------
-----
                                      -----------    -------
-----

------------------------------------------------------------
--------------------

11 -----

PRUDENTIAL ALLOCATION FUND
Notes to Financial Statements (Unaudited)           STRATEGY
PORTFOLIO
------------------------------------------------------------
--------------------

Class C                                 Shares
Amount
-----------------------------------   -----------    -------
-----
Six months ended January 31, 1997:
Shares issued......................        30,991    $
396,199
Shares issued in reinvestment of
  dividends and distributions......         8,065
98,867
Shares reacquired..................        (9,616)
(123,420)
                                      -----------    -------
-----
Net increase in shares
  outstanding......................        29,440    $
371,646
                                      -----------    -------
-----
                                      -----------    -------
-----
August 1, 1995* Through July 31,
  1996:
Shares issued......................        47,663    $
592,626
Shares issued in reinvestment of
  dividends and distributions......         2,388
29,322
Shares reacquired..................       (12,428)
(155,955)
                                      -----------    -------
-----
Net increase in shares
  outstanding......................        37,623    $
465,993
                                      -----------    -------
-----
                                      -----------    -------
-----
Class Z
-----------------------------------
October 21, 1996**
  through January 31, 1997:
Shares issued......................           368    $
4,589
Shares issued in reinvestment of
  dividends and distributions......             1
10
Shares reacquired..................            --
--
                                      -----------    -------
-----
Net increase in shares
  outstanding......................           369    $
4,599
                                      -----------    -------
-----
                                      -----------    -------
-----

---------------
 * Commencement of offering of Class C shares.
** Commencement of offering of Class Z shares.

Note 7. Proposed Reorganization
On February 19, 1997, the Board of Trustees of the Fund
approved an Agreement
and Plan of Reorganization (the 'Plan') which provides for
the transfer of all
of the assets of the Strategy Portfolio to the Balanced
Portfolio in exchange
for the respective Class A, Class B, Class C and Class Z
shares of the Balanced
Portfolio and the Balanced Portfolio's assumption of the
liabilities of the
Strategy Portfolio.
The Plan is subject to approval by the shareholders of the
Strategy Portfolio at
a shareholder meeting scheduled on or about June 25, 1997.
If the Plan is
approved, it is expected that the reorganization will take
place in July 1997.
The Strategy Portfolio and the Balanced Portfolio will each
bear their pro-rata
share of the costs of the reorganization, including cost of
proxy solicitation.
------------------------------------------------------------
Note 8. Dividends
On March 21, 1997 the Board of Trustees of the Fund declared the following dividends per share, payable on March 31, 1997 to shareholders of record on
March 25, 1997:

                                              Class B
                                   Class A     and C
Class Z
                                   --------   --------   ---
-----
Ordinary Income..................  $ .0650    $ .0400    $
 .0725

------------------------------------------------------------
--------------------
-----                                  12

PRUDENTIAL ALLOCATION FUND
Financial Highlights (Unaudited)                   STRATEGY
PORTFOLIO
------------------------------------------------------------
--------------------

Class A
                                               -------------
-----------------------------------------------------------
                                               Six Months
                                                  Ended
Year Ended July 31,
                                               January 31,
--------------------------------------------------------
                                                  1997
1996        1995        1994        1993        1992
                                               -----------
--------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......     $   12.04
$  12.48     $ 11.60     $ 11.82     $ 12.03     $ 11.45
                                               -----------
--------     -------     -------     -------     -------
Income from investment operations
Net investment income......................           .11
 .27         .38         .30         .42         .35
Net realized and unrealized gain on
   investment and foreign currency
   transactions............................          1.67
 .35        1.14         .05         .70        1.02
                                               -----------
--------     -------     -------     -------     -------
   Total from investment operations........          1.78
 .62        1.52         .35        1.12        1.37
                                               -----------
--------     -------     -------     -------     -------
Less distributions
Dividends from net investment income.......          (.12)
(.25)       (.30)       (.22)       (.37)       (.37)
Dividends in excess of net investment
   income..................................
--          --           (.01)      --          --
Distributions from net realized gains on
   investment and foreign currency
   transactions............................         (1.19)
(.81)       (.34)       (.34)       (.96)       (.42)
                                               -----------
--------     -------     -------     -------     -------
   Total distributions.....................         (1.31)
(1.06)       (.64)       (.57)      (1.33)       (.79)
                                               -----------
--------     -------     -------     -------     -------
Net asset value, end of period.............     $   12.51
$  12.04     $ 12.48     $ 11.60     $ 11.82     $ 12.03
                                               -----------
--------     -------     -------     -------     -------
                                               -----------
--------     -------     -------     -------     -------
TOTAL RETURN(a):...........................         14.99%
4.84%      13.95%       2.88%      10.02%      12.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............     $ 129,970
$100,211     $87,081     $32,485     $28,641     $20,378
Average net assets (000)...................     $ 114,386
$97,601     $57,020     $30,634     $24,216     $15,705
Ratios to average net assets:
   Expenses, including distribution fees...
1.26%(b)      1.27%       1.33%       1.26%       1.21%
1.26%
   Expenses, excluding distribution fees...
1.01%(b)      1.02%       1.08%       1.03%       1.01%
1.06%
   Net investment income...................
1.74%(b)      2.06%       3.34%       2.52%       3.61%
3.05%
For Class A, B, C and Z shares:
   Portfolio turnover rate.................            40%
147%        180%         96%        145%        241%
   Average commission rate paid per share          $.0576
$.0552         N/A         N/A         N/A         N/A

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
13 -----

PRUDENTIAL ALLOCATION FUND
Financial Highlights (Unaudited)                    STRATEGY
PORTFOLIO
------------------------------------------------------------
--------------------

Class B
                                               -------------
------------------------------------------------------------
---
                                               Six Months
                                                  Ended
Year Ended July 31,
                                               January 31,
------------------------------------------------------------
                                                  1997
1996         1995         1994         1993         1992
                                               -----------
--------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.......     $   11.96
$  12.41     $  11.54     $  11.79     $  12.01     $  11.43
                                               -----------
--------     --------     --------     --------     --------
Income from investment operations
Net investment income......................           .07
 .17          .20          .21          .34          .26
Net realized and unrealized gain on
   investment and foreign currency
   transactions............................          1.66
 .35         1.22          .05          .70         1.02
                                               -----------
--------     --------     --------     --------     --------
   Total from investment operations........          1.73
 .52         1.42          .26         1.04         1.28
                                               -----------
--------     --------     --------     --------     --------
Less distributions
Dividends from net investment income.......          (.07)
(.16)        (.21)        (.16)        (.30)        (.28)
Dividends in excess of net investment
   income..................................
--           --            (.01)       --           --
Distributions from net realized gains on
   investment and foreign currency
   transactions............................         (1.19)
(.81)        (.34)        (.34)        (.96)        (.42)
                                               -----------
--------     --------     --------     --------     --------
   Total distributions.....................         (1.26)
(.97)        (.55)        (.51)       (1.26)        (.70)
                                               -----------
--------     --------     --------     --------     --------
Net asset value, end of period.............     $   12.43
$  11.96     $  12.41     $  11.54     $  11.79     $  12.01
                                               -----------
--------     --------     --------     --------     --------
                                               -----------
--------     --------     --------     --------     --------
TOTAL RETURN(b):...........................         14.58%
4.03%       13.05%        2.11%        9.21%       11.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)............     $ 220,553
$233,040     $278,714     $351,140     $357,287     $314,771
Average net assets (000)...................     $ 235,394
$265,387     $307,439     $362,579     $339,225     $267,525
Ratios to average net assets:
   Expenses, including distribution fees...
2.01%(a)      2.02%        2.08%        2.03%        2.01%
2.06%
   Expenses, excluding distribution fees...
1.01%(a)      1.02%        1.08%        1.03%        1.01%
1.06%
   Net investment income...................
1.02%(a)      1.31%        1.77%        1.77%        2.79%
2.27%

---------------
(a) Annualized.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
------------------------------------------------------------
--------------------
-----                                  14     See Notes to
Financial Statements.

PRUDENTIAL ALLOCATION FUND
Financial Highlights (Unaudited)                   STRATEGY
PORTFOLIO
------------------------------------------------------------
--------------------

Class C

----------------------------------------------------

August 1,

Six Months               Year            1995(a)

Ended                Ended            through

January 31,            July 31,          July 31,

1997                  1996              1995

-----              --------         ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................................           $ 11.96
$12.41           $ 11.57

-----              --------         ---------
Income from investment operations
Net investment
income...............................................
 .07                  .17               .25
Net realized and unrealized gain on investment
   and foreign currency
transactions................................
1.66                  .35              1.14

-----              --------         ---------
   Total from investment
operations.................................
1.73                  .52              1.39

-----              --------         ---------
Less distributions
Dividends from net investment
income................................              (.07)
(.16)             (.21)
Dividends in excess of net investment
income........................
--                --
Distributions from net realized gains on
   investment and foreign currency
transactions.....................             (1.19)
(.81)             (.34)

-----              --------         ---------
   Total
distributions..............................................
(1.26)                (.97)             (.55)

-----              --------         ---------
Net asset value, end of
period......................................           $
12.43               $11.96           $ 12.41

-----              --------         ---------

-----              --------         ---------
TOTAL
RETURN(c):..................................................
 ..             14.58%                4.03%            12.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................................           $ 1,123
$  729           $   289
Average net assets
(000)............................................
$   971               $  467           $   170
Ratios to average net assets:
   Expenses, including distribution
fees............................              2.01%(b)
2.02%             2.10%(b)
   Expenses, excluding distribution
fees............................              1.01%(b)
1.02%             1.10%(b)
   Net investment
income............................................
 .99%(b)             1.31%             2.27%(b)

Class Z

-----------

October 21,

1996(d)

through

January 31,

1997

-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................................      12.97

-----
Income from investment operations
Net investment
income...............................................
 .08
Net realized and unrealized gain on investment
   and foreign currency
transactions................................        .73

-----
   Total from investment
operations.................................        .81

-----
Less distributions
Dividends from net investment
income................................       (.06)
Dividends in excess of net investment
income........................
Distributions from net realized gains on
   investment and foreign currency
transactions.....................      (1.19)

-----
   Total
distributions..............................................
(1.25)

-----
Net asset value, end of
period......................................    $ 12.53

-----

-----
TOTAL
RETURN(c):..................................................
 ..       6.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................................    $     5
Average net assets
(000)............................................    $
968(e)
Ratios to average net assets:
   Expenses, including distribution
fees............................       1.02%(b)
   Expenses, excluding distribution
fees............................       1.02%(b)
   Net investment
income............................................
2.17%(b)

---------------
(a) Commencement of offering of Class C shares.
(b) Annualized.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(d) Commencement of offering of Class Z shares.
(e) Figures are actual and not rounded to the nearest
thousand.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
15 -----

                                                 PRUDENTIAL
ALLOCATION FUND
Supplemental Proxy Information                   STRATEGY
PORTFOLIO
------------------------------------------------------------
--------------------
   The Annual Meeting of Shareholders of the Prudential
Allocation
Fund--Strategy Portfolio was held on Wednesday, October 30, 1996 at the offices of Prudential Securities Incorporated, One Seaport Plaza, New York, New York.
The meeting was held for the following purposes:
(1) To elect Directors as follows: Edward D. Beach, Delayne
Dedrick Gold, Robert
    F. Gunia, Donald D. Lennox, Douglas H. McCorkindale,
Mendel A. Melzer,
    Thomas T. Mooney, Stephen P. Munn, Richard A. Redeker,
Robin B. Smith, Louis
    A. Weill, III and Clay T. Whitehead.
The results of the proxy solicitation on the above matters were as follows:

                    Director/Matter
Votes for                   Votes against
Abstentions
                   ----------------                       --
--------------               -------------               ---
--------
(1) Edward D. Beach
21,666,683                           --
208,441
   Delayne Dedrick Gold
21,673,961                           --
201,163
   Robert F. Gunia
21,676,705                           --
198,419
   Donald D. Lennox
21,666,169                           --
208,955
   Douglas H. McCorkindale
21,672,604                           --
202,520
   Mendel A. Melzer
21,669,027                           --
206,097
   Thomas T. Mooney
21,669,671                           --
205,453
   Stephen P. Munn
21,674,944                           --
200,180
   Richard A. Redeker
21,674,171                           --
200,953
   Robin B. Smith
21,668,067                           --
207,057
   Louis A. Weil, III
21,674,472                           --
200,652
   Clay T. Whitehead
21,676,792                           --
198,332

------------------------------------------------------------
--------------------
-----                                  16     See Notes to
Financial Statements.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http:\\www.prudential.com


Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E. H. Morrison, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


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